Emerging Markets Debt Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 94.9% ) Value
Angola (1.8%)
Angola Government International
Bond
$ 4,000,000 9.500%,  11/12/2025 $ 4,409,976
11,000,000 8.250%,  5/9/2028 11,550,000
2,500,000 8.000%,  11/26/2029 2,584,700
2,000,000 9.125%,  11/26/2049 2,052,920
Total 20,597,596
Argentina (1.0%)
Argentina Government International
Bond
1,800,000 0.500%,  7/9/2030
a
654,300
16,000,000 1.125%,  7/9/2035
a
5,160,160
16,500,000 2.500%,  7/9/2041
a
6,163,575
Total 11,978,035
Azerbaijan (0.4%)
Azerbaijan Government
International Bond
3,900,000 3.500%,  9/1/2032 4,046,250
Total 4,046,250
Bahrain (1.3%)
Bahrain Government International
Bond
4,000,000 6.125%,  8/1/2023
b
4,276,800
2,000,000 7.000%,  10/12/2028
b
2,217,948
3,000,000 7.500%,  9/20/2047
b
3,178,860
1,000,000 7.500%,  9/20/2047 1,059,620
CBB International Sukuk
Programme SPC
4,000,000 6.250%,  11/14/2024 4,346,440
Total 15,079,668
Belarus (0.7%)
Belarus Government International
Bond
2,500,000 6.875%,  2/28/2023 2,504,150
6,100,000 6.200%,  2/28/2030 5,372,026
Total 7,876,176
Brazil (1.9%)
Brazil Government International
Bond
2,900,000 4.750%,  1/14/2050 2,782,608
4,800,000 2.625%,  1/5/2023 4,945,152
3,000,000 2.875%,  6/6/2025 3,095,340
1,000,000 4.500%,  5/30/2029 1,068,360
3,000,000 3.875%,  6/12/2030 3,029,160
1,300,000 5.000%,  1/27/2045 1,297,010
2,000,000 5.625%,  2/21/2047 2,157,020
Petrobras Global Finance BV
2,900,000 6.850%,  6/5/2115 3,234,109
Total 21,608,759
Canada (0.9%)
Canacol Energy, Ltd.
4,500,000 7.250%,  5/3/2025 4,725,045
Petronas Energy Canada, Ltd.
6,000,000 2.112%,  3/23/2028
b
6,103,881
Total 10,828,926
Principal
Amount Long-Term Fixed Income (94.9%) Value
Cayman Islands (0.3%)
Rutas 2 and 7 Finance, Ltd.
$ 1,500,000 Zero Coupon,  9/30/2036
b
$ 1,134,750
SA Global Sukuk, Ltd.
2,000,000 2.694%,  6/17/2031
b
2,050,000
Total 3,184,750
Chile (2.9%)
Chile Government International
Bond
6,000,000 3.500%,  1/25/2050 6,328,140
4,000,000 3.125%,  1/21/2026 4,300,520
4,600,000 3.240%,  2/6/2028 5,010,320
3,000,000 2.450%,  1/31/2031 3,065,580
9,850,000 2.550%,  7/27/2033 10,044,734
Corporacion Nacional del Cobre
de Chile
4,600,000 3.750%,  1/15/2031 5,020,738
Total 33,770,032
Colombia (3.4%)
Colombia Government International
Bond
5,000,000 2.625%,  3/15/2023 5,079,400
3,375,000 3.875%,  4/25/2027 3,569,974
3,700,000 4.500%,  3/15/2029 4,017,645
4,986,000 3.125%,  4/15/2031 4,885,831
4,000,000 7.375%,  9/18/2037 5,176,800
7,500,000 6.125%,  1/18/2041 8,791,725
4,605,000 5.625%,  2/26/2044 5,141,805
2,000,000 5.000%,  6/15/2045 2,090,960
Total 38,754,140
Costa Rica (0.8%)
Costa Rica Government
International Bond
2,500,000 4.375%,  4/30/2025 2,572,525
2,000,000 6.125%,  2/19/2031 2,130,020
4,500,000 7.000%,  4/4/2044 4,725,000
Total 9,427,545
Dominican Republic (3.5%)
Dominican Republic Government
International Bond
5,000,000 5.875%,  1/30/2060
b
5,045,050
3,000,000 6.875%,  1/29/2026
b,c
3,454,500
4,000,000 5.950%,  1/25/2027
b,c
4,494,040
5,500,000 4.875%,  9/23/2032
b
5,706,305
2,000,000 5.300%,  1/21/2041
b
2,028,000
3,300,000 7.450%,  4/30/2044
b
4,026,033
4,900,000 6.850%,  1/27/2045 5,567,674
1,000,000 6.500%,  2/15/2048
b
1,096,260
8,000,000 6.400%,  6/5/2049
b
8,688,080
Total 40,105,942
Ecuador (1.8%)
Ecuador Government International
Bond
7,500,000 0.500%,  7/31/2030
a
6,543,825
21,000,000 0.500%,  7/31/2035
a
14,542,710
Total 21,086,535

Emerging Markets Debt Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Egypt (4.5%)
Egypt Government International
Bond
$ 4,000,000 7.500%,  2/16/2061
b
$ 3,720,000
2,000,000 8.875%,  5/29/2050
b
2,128,220
500,000 8.150%,  11/20/2059
b
492,750
4,000,000 6.125%,  1/31/2022 4,074,000
7,800,000 7.600%,  3/1/2029 8,461,440
11,000,000 7.053%,  1/15/2032
b
11,194,700
5,000,000 7.625%,  5/29/2032 5,274,100
2,000,000 6.875%,  4/30/2040 1,923,220
5,000,000 8.500%,  1/31/2047 5,163,480
9,000,000 7.903%,  2/21/2048 8,775,000
Total 51,206,910
El Salvador (0.8%)
El Salvador Government
International Bond
4,700,000 8.625%,  2/28/2029 4,410,997
5,000,000 7.625%,  2/1/2041 4,175,050
Total 8,586,047
Ghana (1.9%)
Ghana Government International
Bond
3,000,000 7.750%,  4/7/2029
b
3,021,330
2,000,000 10.750%,  10/14/2030 2,490,000
5,000,000 8.625%,  4/7/2034
b
5,049,920
7,000,000 7.875%,  2/11/2035
b
6,714,092
4,000,000 8.875%,  5/7/2042 3,962,240
Total 21,237,582
Guatemala (1.0%)
Guatemala Government
International Bond
1,000,000 6.125%,  6/1/2050
b
1,195,010
4,590,000 4.500%,  5/3/2026 5,003,146
3,700,000 4.375%,  6/5/2027 3,997,887
1,200,000 5.375%,  4/24/2032
b
1,379,400
Total 11,575,443
Honduras (0.3%)
Honduras Government International
Bond
1,000,000 6.250%,  1/19/2027 1,092,510
2,000,000 5.625%,  6/24/2030
b
2,087,500
Total 3,180,010
Indonesia (5.3%)
Indonesia Government International
Bond
4,650,000 3.750%,  4/25/2022
b
4,756,997
4,000,000 3.375%,  4/15/2023
b
4,185,433
2,397,000 5.875%,  1/15/2024
b
2,694,996
5,000,000 4.125%,  1/15/2025 5,515,371
6,100,000 4.750%,  1/8/2026
b
6,978,034
2,000,000 6.625%,  2/17/2037
b
2,781,759
2,000,000 7.750%,  1/17/2038
b
3,041,821
726,000 6.750%,  1/15/2044
b
1,077,453
3,700,000 5.125%,  1/15/2045
b
4,602,719
1,200,000 5.250%,  1/8/2047
b
1,539,877
1,500,000 4.350%,  1/11/2048 1,714,153
Pertamina Persero PT
1,500,000 6.450%,  5/30/2044 1,951,616
Principal
Amount Long-Term Fixed Income (94.9%) Value
Indonesia (5.3%) - continued
Perusahaan Listrik Negara PT
$ 1,000,000 4.375%,  2/5/2050 $ 1,025,000
2,000,000 3.375%,  2/5/2030 2,050,000
6,300,000 5.250%,  10/24/2042 7,097,013
Perusahaan Penerbit SBSN
Indonesia III
1,000,000 3.750%,  3/1/2023
b,c
1,047,590
2,500,000 4.350%,  9/10/2024
b
2,753,700
1,500,000 4.150%,  3/29/2027
b
1,681,020
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 4,410,582
Total 60,905,134
Ivory Coast (1.6%)
Ivory Coast Government
International Bond
16,500,000 6.125%,  6/15/2033 17,857,950
Total 17,857,950
Jersey (1.0%)
Galaxy Pipeline Assets Bidco, Ltd.
3,000,000 2.160%,  3/31/2034 2,970,392
6,500,000 2.625%,  3/31/2036
b
6,437,603
2,000,000 2.940%,  9/30/2040
b
2,014,384
Total 11,422,379
Kazakhstan (1.2%)
Kazakhstan Government
International Bond
4,700,000 6.500%,  7/21/2045 6,928,458
KazMunayGas National Company
JSC
5,000,000 3.500%,  4/14/2033 5,188,500
1,700,000 5.750%,  4/19/2047 2,115,140
Total 14,232,098
Kenya (0.3%)
Kenya Government International
Bond
3,000,000 8.000%,  5/22/2032 3,387,780
Total 3,387,780
Malaysia (1.1%)
Petronas Capital, Ltd.
5,000,000 4.550%,  4/21/2050 6,144,847
6,400,000 3.500%,  4/21/2030 6,999,487
Total 13,144,334
Mexico (6.0%)
Comision Federal de Electricidad
966,667 4.050%,  3/20/2050 858,400
4,000,000 3.875%,  7/26/2033
b
3,980,000
Mexico Government International
Bond
4,560,000 4.500%,  1/31/2050 4,884,307
5,781,000 4.150%,  3/28/2027
c
6,575,830
1,885,000 3.750%,  1/11/2028 2,070,239
5,800,000 6.050%,  1/11/2040 7,314,264
2,000,000 4.600%,  2/10/2048 2,163,320
Petroleos Mexicanos
10,300,000 7.690%,  1/23/2050 10,011,600
4,000,000 4.250%,  1/15/2025 4,114,960

Emerging Markets Debt Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Mexico (6.0%) - continued
$ 5,700,000 6.840%,  1/23/2030 $ 5,946,240
8,200,000 5.950%,  1/28/2031 8,060,600
7,100,000 6.625%,  6/15/2035 6,855,689
Total Play Telecomunicaciones SA
de CV
6,000,000 7.500%,  11/12/2025
b
6,408,600
Total 69,244,049
Mongolia (0.3%)
Mongolia Government International
Bond
3,700,000 5.125%,  4/7/2026 3,898,016
Total 3,898,016
Morocco (1.1%)
Morocco Government International
Bond
8,000,000 2.375%,  12/15/2027
b
7,880,000
2,000,000 3.000%,  12/15/2032 1,943,800
1,000,000 5.500%,  12/11/2042 1,145,740
OCP SA
1,500,000 6.875%,  4/25/2044 1,841,058
Total 12,810,598
Netherlands (0.6%)
AES Andres BV
3,000,000 5.700%,  5/4/2028
b
3,097,500
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
b
3,210,000
Total 6,307,500
Nigeria (1.1%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 2,132,500
4,600,000 7.875%,  2/16/2032 4,922,000
5,000,000 7.696%,  2/23/2038 5,122,200
Total 12,176,700
Oman (2.9%)
Oman Government International
Bond
3,000,000 4.125%,  1/17/2023
b
3,070,800
2,000,000 5.932%,  10/31/2025
b
2,210,000
5,000,000 4.750%,  6/15/2026
b
5,168,950
4,000,000 5.625%,  1/17/2028
b
4,207,760
9,500,000 7.375%,  10/28/2032
b
10,861,901
7,500,000 6.750%,  1/17/2048
b
7,575,000
Total 33,094,411
Pakistan (0.7%)
Pakistan Government International
Bond
3,000,000 6.000%,  4/8/2026
b
3,018,750
3,000,000 6.875%,  12/5/2027 3,067,500
2,000,000 7.375%,  4/8/2031
b
2,009,040
Total 8,095,290
Panama (2.7%)
Panama Bonos del Tesoro
4,000,000 4.950%,  5/24/2024 4,443,435
8,000,000 3.362%,  6/30/2031 8,020,000
Principal
Amount Long-Term Fixed Income (94.9%) Value
Panama (2.7%) - continued
Panama Government International
Bond
$ 4,800,000 4.500%,  4/16/2050 $ 5,462,496
1,000,000 9.375%,  1/16/2023 1,123,750
3,000,000 3.750%,  3/16/2025 3,261,120
2,000,000 3.875%,  3/17/2028 2,202,100
5,079,000 6.700%,  1/26/2036 6,932,886
Total 31,445,787
Paraguay (1.5%)
Paraguay Government International
Bond
7,800,000 5.400%,  3/30/2050 9,174,828
4,500,000 4.700%,  3/27/2027 5,060,295
2,500,000 4.950%,  4/28/2031 2,862,500
Total 17,097,623
Peru (2.5%)
Peru Government International
Bond
1,700,000 3.550%,  3/10/2051 1,692,180
1,000,000 7.350%,  7/21/2025 1,217,180
11,000,000 2.783%,  1/23/2031 11,042,790
3,000,000 8.750%,  11/21/2033 4,640,820
5,000,000 3.300%,  3/11/2041 4,875,000
Petroleos del Peru SA
5,000,000 5.625%,  6/19/2047
b
5,162,500
Total 28,630,470
Philippines (1.9%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 3,260,863
3,000,000 3.750%,  1/14/2029 3,393,141
5,025,000 7.750%,  1/14/2031 7,406,166
2,625,000 6.375%,  10/23/2034 3,704,176
3,720,000 3.950%,  1/20/2040 4,159,985
Total 21,924,331
Qatar (4.5%)
Qatar Government International
Bond
5,700,000 4.400%,  4/16/2050
b
7,028,168
6,000,000 4.500%,  1/20/2022
b
6,115,608
3,000,000 3.875%,  4/23/2023
b
3,176,898
6,000,000 3.375%,  3/14/2024
b
6,418,500
3,000,000 3.250%,  6/2/2026
b
3,279,300
1,000,000 4.000%,  3/14/2029
b
1,153,750
3,000,000 3.750%,  4/16/2030
b
3,411,600
2,000,000 5.750%,  1/20/2042
b
2,809,896
8,000,000 4.817%,  3/14/2049
b
10,408,384
Qatar Petroleum
3,000,000 2.250%,  7/12/2031
b
3,035,256
4,000,000 3.125%,  7/12/2041
b
4,147,480
Total 50,984,840
Romania (1.3%)
Romania Government International
Bond
3,100,000 4.000%,  2/14/2051 3,278,343
7,200,000 4.875%,  1/22/2024 7,910,194

Emerging Markets Debt Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Romania (1.3%) - continued
$ 3,000,000 3.000%,  2/14/2031 $ 3,113,670
Total 14,302,207
Russian Federation (2.9%)
Russia Government International
Bond
2,000,000 4.500%,  4/4/2022
b
2,052,404
7,600,000 4.750%,  5/27/2026 8,654,728
4,000,000 4.250%,  6/23/2027
b
4,478,848
2,000,000 12.750%,  6/24/2028
b
3,355,000
2,400,000 4.375%,  3/21/2029 2,721,312
675,000 7.500%,  3/31/2030
b
775,426
2,600,000 5.100%,  3/28/2035
b
3,136,250
6,000,000 5.250%,  6/23/2047
b
7,620,000
Total 32,793,968
Saudi Arabia (4.3%)
Saudi Arabia Government
International Bond
13,000,000 3.750%,  1/21/2055 13,812,500
2,500,000 2.375%,  10/26/2021
b
2,510,980
3,000,000 2.875%,  3/4/2023
b
3,103,764
8,300,000 3.250%,  10/26/2026
b
9,036,758
4,000,000 3.625%,  3/4/2028
b
4,425,696
3,800,000 4.375%,  4/16/2029
b
4,411,724
7,000,000 2.250%,  2/2/2033
b
6,869,870
Saudi Arabian Oil Company
1,500,000 1.625%,  11/24/2025
b
1,515,150
3,500,000 2.250%,  11/24/2030
b
3,465,000
Total 49,151,442
Senegal (1.4%)
Senegal Government International
Bond
4,500,000 6.250%,  7/30/2024 4,990,950
10,700,000 6.250%,  5/23/2033 11,340,930
Total 16,331,880
South Africa (2.9%)
Eskom Holdings SOC, Ltd.
4,500,000 6.350%,  8/10/2028
b
4,987,350
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,302,210
2,000,000 4.665%,  1/17/2024 2,149,360
3,500,000 5.875%,  9/16/2025 3,959,690
1,500,000 4.850%,  9/27/2027 1,610,250
1,500,000 5.875%,  6/22/2030
c
1,702,500
5,500,000 6.250%,  3/8/2041 6,049,340
8,200,000 5.650%,  9/27/2047 8,312,012
Total 33,072,712
Supranational (0.4%)
Africa Finance Corporation
5,000,000 2.875%,  4/28/2028
b
5,025,000
Total 5,025,000
Trinidad and Tobago (0.3%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
3,000,000 8.875%,  10/18/2029
b
3,210,000
Total 3,210,000
Principal
Amount Long-Term Fixed Income (94.9%) Value
Turkey (3.8%)
Hazine Mustesarligi Varlik Kiralama
AS
$ 3,000,000 5.800%,  2/21/2022
b
$ 3,051,726
Turkey Government International
Bond
3,000,000 6.250%,  9/26/2022
c
3,116,016
5,000,000 7.250%,  12/23/2023 5,398,020
8,000,000 5.750%,  3/22/2024 8,310,400
6,000,000 6.375%,  10/14/2025 6,297,120
4,000,000 4.750%,  1/26/2026 3,950,320
1,000,000 5.125%,  2/17/2028 977,500
4,139,000 6.875%,  3/17/2036 4,215,571
5,935,000 6.750%,  5/30/2040 5,873,775
3,000,000 5.750%,  5/11/2047 2,590,140
Total 43,780,588
Ukraine (1.8%)
State Agency of Roads of Ukraine
3,000,000 6.250%,  6/24/2028
b
2,970,000
Ukraine Government International
Bond
2,000,000 7.750%,  9/1/2024 2,170,408
4,900,000 9.750%,  11/1/2028 5,823,650
9,500,000 7.375%,  9/25/2032 9,880,000
Total 20,844,058
United Arab Emirates (2.5%)
Abu Dhabi Government
International Bond
6,200,000 3.875%,  4/16/2050
b
7,215,126
3,000,000 2.500%,  10/11/2022
b
3,077,070
3,000,000 3.125%,  5/3/2026
b
3,281,160
8,500,000 2.500%,  9/30/2029
b
8,938,175
Finance Department Government
of Sharjah
7,000,000 4.000%,  7/28/2050
b
6,351,800
Total 28,863,331
United Kingdom (0.8%)
Gazprom PJSC
5,000,000 3.250%,  2/25/2030
b
4,981,750
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
b
4,085,858
Total 9,067,608
Uruguay (2.2%)
Uruguay Government International
Bond
4,000,000 4.975%,  4/20/2055 5,161,520
4,000,000 5.100%,  6/18/2050 5,239,440
12,740,312 4.375%,  1/23/2031 14,891,004
Total 25,291,964
Uzbekistan (0.6%)
Uzbekistan Government
International Bond
7,000,000 3.900%,  10/19/2031
b
6,970,250
Total 6,970,250

Emerging Markets Debt Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.9%) Value
Vietnam (1.4%)
Vietnam Government International
Bond
$ 14,600,000 4.800%,  11/19/2024 $ 16,207,101
Total 16,207,101
Virgin Islands, British (2.8%)
Sinopec Group Overseas
Development 2017, Ltd.
5,000,000 3.625%,  4/12/2027 5,540,716
Sinopec Group Overseas
Development 2018, Ltd.
9,700,000 2.300%,  1/8/2031 9,750,966
State Grid Overseas Investment
2016, Ltd.
12,500,000 2.875%,  5/18/2026 13,355,490
3,000,000 3.500%,  5/4/2027 3,330,060
Total 31,977,232
Total Long-Term Fixed Income
(cost $1,045,488,116) 1,087,678,977
Shares
Collateral Held for Securities
Loaned ( 1.6% )
18,447,320 Thrivent Cash Management Trust 18,447,320
Total Collateral Held for
Securities Loaned
(cost $18,447,320) 18,447,320
Shares
Registered Investment
Companies ( 0.9% ) Value
Unaffiliated  (0.9%)
88,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 9,920,240
Total 9,920,240
Total Registered Investment
Companies (cost $8,571,298) 9,920,240
Shares Short-Term Investments ( 2.3% )
Thrivent Core Short-Term Reserve
Fund
2,581,577 0.130% 25,815,770
Total Short-Term Investments
(cost $25,815,770) 25,815,770
Total Investments (cost
$1,098,322,504) 99.7% $1,141,862,307
Other Assets and Liabilities,
Net 0.3% 3,984,528
Total Net Assets 100.0% $1,145,846,835
a Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
July 30, 2021.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $375,824,591 or 32.8%
of total net assets.
c All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of July 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 17,920,961
Total lending $17,920,961
Gross amount payable upon return of
collateral for securities loaned $18,447,320
Net amounts due to counterparty $526,359
Definitions:
ETF - Exchange Traded Fund

Emerging Markets Debt Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 5,020,738 – 5,020,738 –
Capital Goods 9,407,603 – 9,407,603 –
Communications Services 12,828,600 – 12,828,600 –
Consumer Non-Cyclical 2,050,000 – 2,050,000 –
Energy 110,105,760 – 110,105,760 –
Financials 1,134,750 – 1,134,750 –
Foreign Government 934,636,094 – 934,636,094 –
Utilities 12,495,432 – 12,495,432 –
Registered Investment Companies
Unaffiliated 9,920,240 9,920,240 – –
Subtotal Investments in Securities $1,097,599,217 $9,920,240 $1,087,678,977 $–
Other Investments  * Total
Affiliated Short-Term Investments 25,815,770
Collateral Held for Securities Loaned 18,447,320
Subtotal Other Investments $44,263,090
Total Investments at Value $1,141,862,307
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $32,552 $239,125 $245,861 $25,816 2,582 2.3%
Total Affiliated Short-Term Investments 32,552 25,816 2.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,981 149,413 137,947 18,447 18,447 1.6
Total Collateral Held for Securities Loaned 6,981 18,447 1.6
Total Value $39,533 $44,263
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $(8) $8 $ – $52
Total Income/Non Income Cash from Affiliated
Investments $52
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 18
Total Affiliated Income from Securities Loaned, Net $18
Total Value $(8) $8 $0

Emerging Markets Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Bermuda (0.2%)
162,000 Road King Infrastructure, Ltd. $ 188,805
730,200 Shanghai Industrial Urban
Development Group, Ltd. 62,155
1,626,000 Yuexiu Transport Infrastructure, Ltd. 857,799
Total 1,108,759
Brazil (5.1%)
119,600 Ambev SA 382,803
94,900 Atacadao SA 348,752
44,100 Azul SA
a
329,379
259,000 B3 SA - Brasil Bolsa Balcao 761,845
125,300 Banco ABC Brasil SA 360,148
220,399 Banco Bradesco SA ADR 1,029,263
126,400 Banco do Brasil SA 766,178
12,300 Banco Inter SA 167,227
37,746 Banco Santander Brasil SA ADR
b
292,909
157,600 BB Seguridade Participacoes SA 646,347
146,300 BRF SA
a
717,982
70,100 CCR SA 174,300
96,433 Centrais Eletricas Brasileiras SA
ADR
b
754,106
100,900 Cia Brasileira de Distribuicao 606,378
89,865 Companhia Siderurgica Nacional
SA ADR 799,798
168,800 EDP - Energias do Brasil SA 557,454
58,700 Enauta Participacoes SA 169,397
90,400 ENGIE Brasil Energia SA 658,354
220,097 Itau Unibanco Holding SA ADR 1,269,960
57,500 Itausa SA 123,429
170,000 JBS SA 1,047,761
5,700 Localiza Rent a Car SA 68,149
28,400 Locaweb Servicos de Internet SA
c
136,377
75,900 Magazine Luiza SA 300,204
156,400 Metalurgica Gerdau SA 427,917
11,100 Natura & Company Holding SA
a
113,850
93,900 Petro Rio SA
a
319,656
161,800 Petrobras Distribuidora SA 881,656
373,500 Petroleo Brasileiro SA 1,931,952
121,175 Petroleo Brasileiro SA ADR 1,292,937
221,400 Raia Drogasil SA 1,075,065
17,200 Sendas Distribuidora SA 286,257
30,200 Sul America SA 174,477
100,500 Telefonica Brasil SA 793,850
75,097 Telefonica Brasil SA ADR 599,274
330,800 TIM SA 720,256
9,747 TIM SA ADR 106,242
111,200 Usinas Siderurgicas de Minas
Gerais SA Usiminas 438,117
303,915 Vale SA ADR 6,388,294
35,300 WEG SA 242,642
Total 28,260,942
Cayman Islands (13.9%)
645,500 3SBio, Inc.
a,c
537,842
208,000 ANTA Sports Products, Ltd. 4,528,445
27,873 Baidu.com, Inc. ADR
a
4,571,451
58,000 China Education Group Holdings,
Ltd. 105,174
504,000 China Medical System Holdings,
Ltd. 1,023,526
222,000 China Meidong Auto Holdings, Ltd. 1,198,303
612,000 Consun Pharmaceutical Group,
Ltd. 361,235
13,000 Country Garden Services Holdings
Company, Ltd. 105,559
Shares Common Stock (98.0%) Value
Cayman Islands (13.9%) - continued
137,000 ENN Energy Holdings, Ltd. $ 2,858,958
1,672,000 IGG, Inc. 1,900,694
10,603 JOYY, Inc. ADR 566,730
144,000 Li Ning Company, Ltd. 1,520,830
381,500 Longfor Group Holdings, Ltd.
c
1,773,291
182,500 Meituan Dianping
a,c
5,050,035
242,000 NetDragon Websoft Holdings, Ltd. 565,132
66,771 NetEase , Inc. ADR 6,824,664
103,519 New Oriental Education &
Technology Group, Inc. ADR
a
224,636
33,746 NIO, Inc. ADR
a
1,507,771
7,400 Noah Holdings, Ltd. ADR
a
285,640
8,960 Pinduoduo , Inc. ADR
a
820,826
4,911,500 Shui On Land, Ltd.
a
784,561
433,400 Tencent Holdings, Ltd. 26,137,551
34,000 Tingyi (Cayman Islands) Holding
Corporation 61,299
1,265,000 Want Want China Holdings, Ltd. 853,883
41,356 Weibo Corporation ADR
a
2,332,479
38,500 Wuxi Biologics (Cayman), Inc.
a,c
588,059
906,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
c
807,514
1,355,200 Xiaomi Corporation
a,c
4,438,656
556,000 Zhongsheng Group Holdings, Ltd. 5,124,232
Total 77,458,976
Chile (0.5%)
10,885 Banco de Credito e Inversiones SA 448,949
18,508 Banco Santander Chile SA ADR 361,646
11,766 CAP SA 203,882
197,722 Cencosud SA 358,611
26,656 Cia Cervecerias Unidas SA ADR
b
566,707
2,766,375 Colbun SA 404,630
115,369 Embotelladora Andina SA 275,924
28,775 Enel Chile SA ADR
b
74,815
202,009 SMU SA 20,646
Total 2,715,810
China (18.1%)
58,419 Aier Eye Hospital Group Company,
Ltd. 533,430
126,365 Alibaba Group Holding, Ltd. ADR
a
24,665,184
107,100 Anhui Conch Cement Company,
Ltd., Class A 588,195
458,000 Anhui Conch Cement Company,
Ltd., Class H 2,190,571
34,533 Autohome , Inc. ADR 1,564,345
779,000 Bank of China, Ltd. 270,695
789,500 Bank of Jiangsu Company, Ltd. 765,835
132,000 Beijing North Star Company, Ltd. 22,256
24,182 BYD Company, Ltd., Class A 999,633
17,000 BYD Company, Ltd., Class H 525,444
2,167,000 China Cinda Asset Management
Company, Ltd. 368,086
3,896,000 China Construction Bank
Corporation 2,713,735
192,400 China International Capital
Corporation, Ltd.
c
443,198
84,100 China International Travel Service
Corporation, Ltd. 3,145,483
283,000 China Merchants Bank Company,
Ltd. 2,152,939
278,200 China Pacific Insurance (Group)
Company, Ltd. 783,418

Emerging Markets Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
China (18.1%) - continued
40,259 China Petroleum & Chemical
Corporation ADR $ 1,840,642
709,556 China Shenhua Energy Company,
Ltd., Class A 1,871,236
1,334,500 China Shenhua Energy Company,
Ltd., Class H 2,525,169
491,000 China Vanke Company, Ltd., Class
H 1,279,083
818,000 CITIC Securities Company, Ltd. 1,821,669
22,300 Foshan Haitian Flavouring and
Food Company, Ltd. 396,570
1,329,800 GF Securities Company, Ltd. 1,889,456
990,000 GF Securities Company, Ltd. 2,367,524
766,800 Guangzhou R&F Properties
Company, Ltd. 672,877
2,143,200 Haitong Securities Company, Ltd. 1,766,304
657,682 Henan Shuanghui Investment &
Development Company, Ltd. 2,619,930
246,061 Huadong Medicine Company, Ltd. 1,358,600
792,681 Industrial Bank Company, Ltd. 2,172,859
16,920 JD.com, Inc. ADR
a
1,199,289
48,500 Jiangsu Yangnong Chemical
Company, Ltd. 945,954
652,000 Jiangxi Copper Company, Ltd. 1,368,883
21,000 Kweichow Moutai Company, Ltd. 5,469,650
62,000 Lenovo Group, Ltd. 57,814
65,700 Midea Group Company, Ltd. 648,081
108,480 NARI Technology Company, Ltd. 528,350
9,800 Offcn Education Technology
Company, Ltd.
a
19,832
2,197,000 People's Insurance Company
(Group) of China, Ltd. 681,793
12,779 PetroChina Company, Ltd. ADR
b
534,673
788,000 PICC Property and Casualty
Company, Ltd. 636,559
86,900 Ping An Insurance (Group)
Company of China, Ltd., Class A 723,850
539,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 4,716,705
400,182 S. F. Holding Company, Ltd. 3,673,911
198,800 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 357,122
25,000 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 229,117
204,000 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 366,842
761,400 Shanghai Pudong Development
Bank Company, Ltd. 1,066,238
333,300 Shenzhen Overseas Chinese Town
Company, Ltd. 333,322
55,700 Shenzhou International Group
Holdings, Ltd. 1,236,166
88,500 Suning.Com Company, Ltd.
a
80,970
870,000 Tong Ren Tang Technologies
Company, Ltd. 641,488
6,000 Tsingtao Brewery Company, Ltd. 47,422
94,277 Vipshop Holdings, Ltd. ADR
a
1,567,826
47,400 Wanhua Chemical Group
Company, Ltd. 838,290
80,900 Wuhu Sanqi Interactive
Entertainment Network
Technology Group Company,
Ltd. 243,050
26,013 WuXi AppTec Company, Ltd., Class
A 606,657
Shares Common Stock (98.0%) Value
China (18.1%) - continued
85,600 WuXi AppTec Company, Ltd., Class
H
c
$ 1,897,350
55,500 Yunnan Baiyao Group Company,
Ltd. 852,569
59,900 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 3,407,853
440,000 Zijin Mining Group Company, Ltd. 624,004
471,000 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 557,282
427,000 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 367,761
Total 100,841,039
Colombia (0.1%)
22,138 Bancolombia SA ADR 629,826
25,052 Interconexion Electrica SA 140,958
Total 770,784
Cyprus (0.1%)
22,124 Ros Agro plc GDR 321,561
Total 321,561
Czech Republic (0.6%)
45,398 CEZ AS 1,259,350
28,691 Komercni Banka AS
a
1,065,030
252,762 Moneta Money Bank AS
a,c
1,027,562
259 Philip Morris CR 174,925
Total 3,526,867
Egypt (0.3%)
227,297 Commercial International Bank
Egypt SAE GDR
a
825,088
966,820 EFG Hermes Holding Company
a
713,710
Total 1,538,798
Greece (0.6%)
781,596 Eurobank Ergasias Services and
Holdings SA
a
736,676
46,424 Hellenic Telecommnications
Organization SA 847,163
11,811 JUMBO SA 187,641
71,226 Mytilineos SA 1,321,152
3,346 Sarantis SA 34,929
Total 3,127,561
Hong Kong (1.6%)
3,527,440 CSPC Pharmaceutical Group, Ltd. 4,761,476
539,000 Far East Horizon, Ltd. 574,987
256,000 Hang Lung Group, Ltd. 626,890
271,000 Shanghai Industrial Holdings, Ltd. 413,780
795,000 Weichai Power Company, Ltd. 1,742,468
1,051,200 Yuexiu Property Company, Ltd. 978,842
Total 9,098,443
Hungary (0.4%)
29,135 OTP Bank Nyrt
a
1,571,132
16,063 Richter Gedeon Nyrt 440,700
Total 2,011,832
India (12.1%)
34,025 ACC, Ltd. 1,096,422

Emerging Markets Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
India (12.1%) - continued
82,564 Adani Ports and Special Economic
Zone, Ltd. $ 750,257
180,636 Aditya Birla Capital, Ltd.
a
281,732
257,070 Amara Raja Batteries, Ltd. 2,489,142
474,717 Ambuja Cements, Ltd. 2,628,092
88,531 Bajaj Auto, Ltd. 4,562,814
13,495 Bajaj Finserv , Ltd. 2,587,045
1,120 Blue Dart Express, Ltd. 82,425
293,613 Cipla , Ltd.
a
3,633,337
36,857 Cummins India, Ltd. 422,597
35,919 Cyient , Ltd. 476,674
5,366 Dixon Technologies, Ltd.
a
310,533
6,404 Dr. Lal PathLabs , Ltd.
c
306,602
7,117 Endurance Technologies, Ltd.
a,c
165,797
105,333 Exide Industries, Ltd. 253,219
35,635 Graphite India, Ltd.
a
339,428
20,136 Gujarat Gas, Ltd. 193,683
334,893 HCL Technologies, Ltd. 4,617,943
42,866 Heidelberg Cement India, Ltd. 152,654
62,943 Hero Motocorp , Ltd. 2,340,974
21,342 Housing Development Finance
Corporation 702,571
401,226 Infosys, Ltd. ADR 8,875,119
2,963 JK Cement, Ltd.
a
129,817
28,546 Jubilant FoodWorks , Ltd.
a
1,452,096
9,566 Kotak Mahindra Bank, Ltd.
a
213,275
5,154 L&T Technology Services, Ltd.
c
257,169
38,541 Laurus Labs, Ltd.
c
332,663
20,261 Mahanagar Gas, Ltd. 317,972
28,127 Marico, Ltd. 206,932
145,333 Motherson Sumi Systems, Ltd.
a
459,019
2,203,145 Oil and Natural Gas Corporation,
Ltd. 3,412,672
1,686 Page Industries, Ltd. 715,223
21,911 Persistent Systems, Ltd. 927,800
2,902 PI Industries, Ltd. 115,107
23,491 Pidilite Industries, Ltd. 720,113
47,057 PNB Housing Finance, Ltd.
a,c
425,990
46,340 Polycab India, Ltd. 1,153,455
372,302 Power Grid Corporation of India
Ltd., BNS
a,d
814,969
1,116,907 Power Grid Corporation of India,
Ltd. 2,573,588
73,145 Reliance Industries, Ltd. 2,005,057
3,178 Schaeffler India, Ltd. 292,878
8,060 Sundram Fasteners, Ltd. 82,863
14,095 Supreme Industries, Ltd. 398,006
139,536 Tata Consultancy Services, Ltd. 5,948,937
45,639 Tata Elxsi , Ltd. 2,593,199
27,404 Tech Mahindra, Ltd. 446,119
513,752 Wipro, Ltd. ADR 4,279,554
Total 67,543,533
Indonesia (0.3%)
4,114,900 Mitra Adiperkasa Tbk PT
a
176,479
458,700 PT Japfa Comfeed Indonesia Tbk 49,566
1,613,500 PT Kalbe Farma Tbk 140,624
57,310 Telekomunikasi Indonesia Persero
Tbk PT ADR 1,280,878
Total 1,647,547
Kuwait (0.4%)
21,926 HumanSoft Holding Company KSC 259,533
627,543 Kuwait Finance House K.S.C.P. 1,639,612
Shares Common Stock (98.0%) Value
Kuwait (0.4%) - continued
49,973 Mobile Telecommunications
Company KSCP $ 98,299
321,005 National Industries Group Holding
a
243,269
Total 2,240,713
Luxembourg (0.1%)
40,931 Allegro.eu SA
a,c
702,281
Total 702,281
Malaysia (0.6%)
26,100 AEON Credit Service (M) Berhad 73,971
337,132 Berjaya Sports Toto Berhad 155,784
174,400 Bursa Malaysia Berhad 314,297
198,900 Hong Leong Bank Berhad 848,389
552,600 Mah Sing Group Berhad 110,651
296,900 Press Metal Aluminium Holdings
Berhad 339,113
1,356,100 Public Bank Berhad 1,278,976
71,700 TIME dotCom Berhad 244,646
35,440 V.S. Industry Berhad , Warrants
(Expires 06/14/2024)
a
2,897
109,800 Yinson Holdings Berhad 124,371
Total 3,493,095
Mexico (1.7%)
78,996 America Movil SAB de CV ADR 1,315,284
99,300 Arca Continental SAB de CV 606,039
2,586 Coca-Cola FEMSA SAB de CV ADR 146,290
20,155 Fomento Economico Mexicano SAB
de CV ADR 1,760,942
139,500 Gentera , SAB de CV
a
81,151
10,970 Grupo Aeroportuario del Sureste ,
SAB de CV
a
198,489
267,800 Grupo Financiero Banorte SAB de
CV ADR 1,732,485
339,600 Grupo Mexico, SAB de CV 1,555,528
136,100 Megacable Holdings SAB de CV 479,277
20,000 Regional SA 124,072
388,800 Wal-Mart de Mexico, SAB de CV 1,280,879
Total 9,280,436
Netherlands (0.1%)
7,507 Yandex NV
a
510,361
Total 510,361
Philippines (0.1%)
7,735 Globe Telecom, Inc. 287,828
24,450 Manila Electric Company 129,791
36,490 Security Bank Corporation 80,314
Total 497,933
Poland (0.9%)
98,296 Asseco Poland SA 2,045,848
1,789 Bank Handlowy w Warszawie SA
a
21,012
42,335 Bank Pekao SA
a
1,033,964
10,471 CCC Spolka Akcyjna
a
330,483
15,029 Jastrzebska Spolka Weglowa SA
a
135,687
3,840 mBank SA
a
319,579
783 Mercator Medical Spolka Akcyjna
a
41,685
135,012 Powszechna Kasa Oszczednosci
Bank Polski SA
a
1,326,160
Total 5,254,418

Emerging Markets Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Russian Federation (3.9%)
327,460 Alrosa PJSC $ 579,996
490,775 Gazprom PJSC ADR 3,819,457
35,803 Lukoil ADR 3,067,809
21,535 Mechel PJSC ADR
a
46,946
27,349 MMC Norilsk Nickel PJSC ADR 946,109
3,064 Novatek PJSC GDR 681,823
6,227 Novolipetsk Steel OJSC GDR 218,466
690 PAO Transneft 1,535,045
206,299 Rosneft Oil Company PJSC GDR 1,517,831
1,420,700 Sberbank of Russia PJSC 5,939,627
56,815 Severstal PJSC 1,389,715
60,790 Sovcomflot OAO 72,414
2,279,100 Surgutneftegas PJSC 1,189,691
185,958 Surgutneftegas PJSC ADR 815,416
Total 21,820,345
Saudi Arabia (3.1%)
22,999 Al Jouf Agricultural Development
Company 494,272
137,517 Al Rajhi Bank 4,068,474
75,521 Arabian Cement Company 937,367
99,759 Arriyadh Development Company 764,975
261,850 Bank AlJazira
a
1,350,860
7,081 Dr. Sulaiman Al Habib Medical
Services Group Company 322,255
46,144 Eastern Province Cement Company 607,190
3,522 Jarir Marketing Company 188,920
72,246 National Commercial Bank 1,059,495
7,603 National Medical Care Company 142,673
4,483 Qassim Cement Company 102,799
252,077 Riyad Bank 1,760,990
72,258 Saudi Basic Industries Corporation 2,324,208
51,642 Saudi British Bank
a
424,108
37,916 Saudi Industrial Investment Group
Company 373,609
19,581 Saudi Industrial Services Company 253,221
36,952 Saudi Telecom Company 1,319,113
4,215 Southern Province Cement
Company 95,755
41,285 Yanbu Cement Company 513,753
Total 17,104,037
Singapore (<0.1%)
9,317 China Yuchai International, Ltd. 136,494
Total 136,494
South Africa (3.4%)
183,455 AECI, Ltd. 1,249,234
20,883 African Rainbow Minerals, Ltd. 426,091
7,320 Anglo American Platinum, Ltd. 957,974
104,875 Barloworld, Ltd. 773,647
184,187 DataTec , Ltd. 296,057
7,537 Exxaro Resources, Ltd. 93,271
191,248 FirstRand, Ltd. 709,581
59,414 Impala Platinum Holdings, Ltd. 1,071,023
64,426 Investec, Ltd. 240,371
18,186 Kumba Iron Ore, Ltd. 964,846
26,001 Massmart Holdings, Ltd.
a
102,487
450,039 Momentum Metropolitan Holdings 590,683
86,548 Motus Holdings, Ltd. 502,821
58,565 Mr Price Group, Ltd. 871,405
189,583 MTN Group, Ltd.
a
1,361,724
26,496 Naspers, Ltd. 5,113,206
214,538 Ninety One, Ltd. 662,741
86,789 Old Mutual, Ltd. 76,534
Shares Common Stock (98.0%) Value
South Africa (3.4%) - continued
33,204 Pick n Pay Stores, Ltd. $ 118,441
273,057 Sanlam, Ltd. 1,078,716
39,059 Sasol, Ltd.
a
582,329
37,984 Shoprite Holdings, Ltd. 415,844
97,371 Sibanye Stillwater, Ltd. 424,361
27,337 Standard Bank Group 230,399
66,447 Telkom SA SOC, Ltd.
a
192,204
Total 19,105,990
South Korea (10.9%)
4,361 Celltrion , Inc.
a
962,718
44,974 Cheil Worldwide, Inc. 947,374
23,928 Chong Kun Dang Pharmaceutical
Corporation 2,708,801
1,666 ChongKunDang Company, Ltd. 145,741
1,490 Daou Technology, Inc. 34,634
3,559 Dentium Company, Ltd. 223,728
9,273 DIO Corporation
a
394,664
34,144 DongKook Pharmaceutical
Company, Ltd. 749,379
28,742 Green Cross Holdings Corporation 788,933
4,558 Hansol Chemical Company, Ltd. 1,061,312
719 Hugel , Inc.
a
149,829
967 Huons Global Company, Ltd. 54,869
3,109 Hyundai Glovis Company, Ltd. 526,915
6,399 Hyundai Green Food Company,
Ltd. 56,012
1,143 Hyundai Home Shopping Network
Corporation 80,842
2,256 Hyundai Motor Company 429,351
59,135 Hyundai Steel Company 2,781,683
63,977 JB Financial Group Corporation,
Ltd. 429,974
51,286 Kia Corporation 3,745,450
1,976 Korea Electric Terminal Company,
Ltd. 162,774
816 Korea Zinc Company, Ltd. 388,484
2,117 Kumho Petrochemical Company,
Ltd. 375,018
4,757 LG Chem , Ltd. 3,494,035
2,850 Lotte Shopping Company, Ltd. 266,675
21,212 LS Electric Company, Ltd. 1,199,169
26,278 LX International Corporation 706,919
17,754 LX Semicon Company, Ltd. 1,853,192
24,880 Meritz Fire & Marine Insurance
Company, Ltd. 552,315
145,446 Meritz Securities Company, Ltd. 621,584
383 NAVER Corporation 144,354
5,039 Osstem Implant Company, Ltd. 566,979
734 PharmaResearch Company, Ltd. 56,773
16,231 POSCO 5,162,381
292,181 Samsung Electronics Company,
Ltd. 19,966,595
75,634 Samsung Securities Corporation,
Ltd. 2,913,895
3,137 Sebang Global Battery Company,
Ltd. 238,649
21,056 Shinhan Financial Group Company,
Ltd. 713,655
28,025 SK Hynix, Inc. 2,743,546
7,730 SK, Inc. 1,804,045
313 Taekwang Industrial Corporation,
Ltd. 305,429

Emerging Markets Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.0%) Value
South Korea (10.9%) - continued
1,112 UNID Company, Ltd. $ 114,208
Total 60,622,883
Taiwan (16.3%)
1,270,000 Asia Cement Corporation
a
2,357,488
2,059,000 Capital Securities Corporation 1,181,221
287,000 Chipbond Technology Corporation 771,308
1,909,000 CTBC Financial Holding Company,
Ltd.
a
1,563,286
595,000 Delta Electronics, Inc. 6,130,850
295,000 Feng Hsin Iron & Steel Company,
Ltd.
a
861,103
233,000 Formosa Plastics Corporation 833,457
1,492,000 Fubon Financial Holding Company,
Ltd. 4,010,736
224,000 Giga-Byte Technology Company,
Ltd. 804,828
101,000 Greatek Electronics, Inc. 345,018
125,000 Holtek Semiconductor, Inc. 604,342
110,000 Huaku Development Company, Ltd. 334,346
1,423,006 IBF Financial Holdings Company,
Ltd. 837,851
60,000 International Games System Co.,
Ltd. 1,872,359
1,577,000 King Yuan Electronics Company,
Ltd.
a
2,628,908
288,415 Makalot Industrial Company, Ltd. 2,454,877
6,000 MediaTek , Inc. 196,187
100,000 Nan Ya Plastics Corporation 312,086
61,000 Nantex Industry Company, Ltd. 268,778
200,000 Novatek Microelectronics
Corporation
a
3,679,065
60,000 Phison Electronics Corporation
a
1,025,389
171,000 Realtek Semiconductor Corporation 3,610,461
925,000 Sigurd Microelectronics
Corporation
a
2,128,522
158,000 Sinbon Electronics Company, Ltd. 1,359,154
51,000 Syncmold Enterprise Corporation
a
149,987
180,000 Systex Corporation 564,207
739,062 Taichung Commercial Bank
Company, Ltd. 314,738
77,000 Taiwan Cogeneration Corporation
a
105,648
28,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 78,313
95,000 Taiwan Paiho , Ltd. 315,801
2,004,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 41,882,598
527,000 Topco Scientific Company, Ltd. 2,446,521
53,000 Tripod Technology Corporation 227,900
1,415,000 Tung Ho Steel Enterprise
Corporation 2,368,184
689,000 United Microelectronics
Corporation 1,440,801
177,000 Vanguard International
Semiconductor Corporation
a
733,354
Total 90,799,672
Thailand (1.1%)
25,600 AEON Thana Sinsap (Thailand)
Public Company, Ltd. NVDR 132,697
1,451,700 AP (Thailand) Public Company, Ltd.
NVDR 349,315
345,100 Com7 Public Company, Ltd. NVDR 681,062
517,500 Eastern Polymer Group Public
Company, Ltd. NVDR 190,719
Shares Common Stock (98.0%) Value
Thailand (1.1%) - continued
98,700 Kasikornbank pcl NVDR $ 309,089
5,357,200 Land and Houses Public Company,
Ltd. NVDR 1,271,721
40,900 PTT Exploration and Production
Public Company, Ltd. NVDR 128,095
196,200 Srisawad Corporation Public
Company, Ltd. NVDR 382,285
804,400 Thai Vegetable Oil Public
Company, Ltd. NVDR 770,142
787,500 TISCO Financial Group Public
Company, Ltd. 2,107,943
Total 6,323,068
Turkey (0.4%)
5,721 Ford Otomotiv Sanayi AS 117,164
138,321 Is Yatirim Menkul Degerler AS 223,045
64,863 Koza Altin Isletmeleri AS
a
802,818
105,404 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
169,693
18,405 Nuh Cimento Sanayi AS 83,671
3,160 Otokar Otomotiv ve Savunma
Sanayi AS 109,321
149,905 TAV Havalimanlari Holding AS
a
401,197
13,798 Turkcell Iletisim Hizmetleri AS ADR
b
62,781
62,869 Turkiye Garanti Bankasi AS 63,570
84,056 Vestel Elektronik Sanayi ve Ticaret
AS 297,877
Total 2,331,137
United States (1.1%)
99,039 Yum China Holding, Inc. 6,159,235
Total 6,159,235
Virgin Islands, British (<0.1%)
9,465 Mail.Ru Group, Ltd. GDR
a
197,068
Total 197,068
Total Common Stock
(cost $481,929,522) 546,551,618
Shares Preferred Stock ( 0.6% )
South Korea (0.6%)
2,820 LG Chem , Ltd. 940,654
40,982 Samsung Electronics Company,
Ltd. 2,572,682
Total 3,513,336
Total Preferred Stock
(cost $2,834,444) 3,513,336
Shares
Collateral Held for Securities
Loaned ( <0.1% )
754,655 Thrivent Cash Management Trust 754,655
Total Collateral Held for
Securities Loaned
(cost $754,655) 754,655

Emerging Markets Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 1.3% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.005%,  8/4/2021
e,f
$ 299,999
100,000 0.016%,  8/11/2021
e,f
99,999
100,000 0.043%,  8/20/2021
e,f
99,999
300,000 0.040%,  9/22/2021
e,f
299,983
800,000 0.040%,  9/23/2021
e,f
799,954
Thrivent Core Short-Term Reserve
Fund
571,691 0.130% 5,716,906
Total Short-Term Investments
(cost $7,316,837) 7,316,840
Total Investments (cost
$492,835,458) 100.0% $558,136,449
Other Assets and Liabilities,
Net 0.0% (159,964)
Total Net Assets 100.0% $557,976,485
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $18,890,386 or 3.4% of
total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 703,523
Total lending $703,523
Gross amount payable upon return of
collateral for securities loaned $754,655
Net amounts due to counterparty $51,132
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts

Emerging Markets Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 54,937,818 11,118,586 43,819,232 –
Consumer Discretionary 88,253,798 36,144,767 52,109,031 –
Consumer Staples 21,227,227 3,273,737 17,953,490 –
Energy 28,883,289 3,668,252 25,215,037 –
Financials 84,718,329 3,869,244 80,849,085 –
Health Care 30,037,220 – 30,037,220 –
Industrials 24,975,754 136,494 24,839,260 –
Information Technology 134,683,494 20,054,152 114,629,342 –
Materials 56,632,720 6,435,240 50,197,480 –
Real Estate 11,139,597 – 11,139,597 –
Utilities 11,062,372 754,106 9,493,297 814,969
Preferred Stock
Information Technology 2,572,682 – 2,572,682 –
Materials 940,654 – 940,654 –
Short-Term Investments 1,599,934 – 1,599,934 –
Subtotal Investments in Securities $551,664,888 $85,454,578 $465,395,341 $814,969
Other Investments  * Total
Affiliated Short-Term Investments 5,716,906
Collateral Held for Securities Loaned 754,655
Subtotal Other Investments $6,471,561
Total Investments at Value $558,136,449
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,023,361 1,023,361 – –
Total Liability Derivatives $1,023,361 $1,023,361 $– $–
The following table presents Emerging Markets Equity Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling
$1,199,957 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 269 September 2021 $ 18,208,426 ( $ 1,023,361)
Total Futures Long Contracts $ 18,208,426 ( $ 1,023,361)
Total Futures Contracts $ 18,208,426 ($1,023,361)

Emerging Markets Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $23,017 $111,049 $128,349 $5,717 572 1.0%
Total Affiliated Short-Term Investments 23,017 5,717 1.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   215 25,170 24,630 755 755 <0.1
Total Collateral Held for Securities Loaned 215 755 <0.1
Total Value $23,232 $6,472
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $– $– $5
Total Income/Non Income Cash from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 17
Total Affiliated Income from Securities Loaned, Net $17
Total Value $– $– $0

International Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Australia (7.1%)
26,998 ARB Corporation, Ltd. $ 928,693
135,606 Aristocrat Leisure, Ltd. 4,155,660
21,660 ASX, Ltd. 1,227,027
65,030 BHP Group, Ltd. 2,554,295
7,960 Breville Group, Ltd. 189,231
135,380 Carsales.com, Ltd. 2,182,996
114,837 Commonwealth Bank of Australia 8,418,456
177,784 Computershare, Ltd. 2,044,100
8,107 Credit Corporation Group, Ltd. 166,888
49,868 CSL, Ltd. 10,616,403
57,416 DEXUS Property Group 433,722
18,712 Domino's Pizza Enterprises, Ltd. 1,609,981
42,765 Endeavour Group, Ltd.
a
208,069
326,941 GWA Group, Ltd. 675,307
312,804 Humm Group, Ltd.
a
214,934
36,438 Ingenia Communities Group 155,530
9,372 IRESS, Ltd. 97,263
105,963 Medibank Private, Ltd. 258,431
15,628 Premier Investments, Ltd. 309,372
26,569 REA Group, Ltd. 3,164,993
33,422 Reece, Ltd. 579,795
34,183 Rio Tinto, Ltd. 3,350,265
190,135 Sandfire Resources, Ltd. 962,373
150,255 SEEK, Ltd. 3,250,297
9,475 Sonic Healthcare, Ltd. 279,951
571,973 Tabcorp Holdings, Ltd. 2,087,758
12,238 Technology One, Ltd. 85,062
12,437 Washington H. Soul Pattinson and
Company, Ltd. 299,431
10,028 Wesfarmers, Ltd. 452,128
145,140 Westpac Banking Corporation 2,607,062
78,642 Woodside Petroleum, Ltd. 1,263,299
30,964 Woolworths, Ltd. 885,761
9,630 WorleyParsons , Ltd. 79,076
Total 55,793,609
Austria (0.2%)
1,952 BAWAG Group AG
b
110,893
26,875 OMV AG 1,451,088
5,275 Raiffeisen Bank International AG 124,726
Total 1,686,707
Belgium (0.5%)
29,480 Groupe Bruxelles Lambert SA 3,429,987
1,878 KBC Groep NV 151,222
4,315 Telenet Group Holding NV 161,949
Total 3,743,158
Bermuda (0.2%)
66,000 CK Infrastructure Holdings, Ltd. 398,435
36,600 Hongkong Land Holdings, Ltd. 166,053
10,900 Jardine Matheson Holdings, Ltd. 647,896
170,000 Road King Infrastructure, Ltd. 198,129
Total 1,410,513
Canada (10.7%)
69,273 Bank of Nova Scotia 4,323,732
127,825 BCE, Inc. 6,379,980
18,341 Canadian Apartment Properties
REIT 916,609
71,633 Canadian National Railway
Company 7,783,400
67,343 Canadian Natural Resources, Ltd. 2,222,276
89,784 Canadian Pacific Railway, Ltd. 6,666,872
13,573 Canadian Western Bank 370,005
Shares Common Stock (99.0%) Value
Canada (10.7%) - continued
113,861 CGI, Inc.
a
$ 10,357,555
224,973 CI Financial Corporation 4,102,385
51,986 Dollarama , Inc. 2,448,042
1,344 FirstService Corporation 250,335
1,054 Kinaxis , Inc.
a
136,743
101,943 Laurentian Bank of Canada 3,464,558
2,910 Onex Corporation 221,819
3,596 Open Text Corporation 186,775
37,094 Quebecor, Inc. 970,462
15,429 Restaurant Brands International,
Inc. 1,052,104
38,682 Rogers Communications, Inc. 1,974,407
80,703 Royal Bank of Canada 8,162,155
6,397 Shopify, Inc.
a
9,595,052
57,263 TC Energy Corporation 2,791,548
29,098 TELUS Corporation 646,285
52,483 Thomson Reuters Corporation 5,561,280
6,903 TMX Group, Ltd. 758,080
40,199 Toronto-Dominion Bank 2,672,737
Total 84,015,196
Denmark (4.3%)
595 A.P. Moller - Maersk AS, Class B 1,651,258
197 Alk-Abello AS
a
97,122
38,737 Carlsberg AS 7,158,035
27,873 DSV AS 6,794,461
3,211 Genmab AS
a
1,451,305
4,169 GN Store Nord AS 365,344
5,600 Jyske Bank AS
a
271,733
312 Netcompany Group AS
b
38,544
155,006 Novo Nordisk AS 14,349,116
13,899 Royal Unibrew AS 1,883,512
2,210 Topdanmark AS 112,540
Total 34,172,970
Finland (0.7%)
9,599 Fortum Oyj 264,456
16,203 KONE Oyj 1,342,044
39,616 Neste Oil Oyj 2,435,237
5,950 Orion Oyj 253,266
23,955 UPM- Kymmene Oyj 978,934
Total 5,273,937
France (7.6%)
37,079 Air Liquide SA 6,448,377
65,780 BNP Paribas SA 4,011,224
278 Credit Agricole SA 3,876
22,011 Dassault Systemes SE 1,214,180
2,764 Gaztransport Et Technigaz SA 221,640
1,226 Hermes International 1,874,287
16,501 Ipsos SA 766,610
102,283 Legrand SA 11,516,984
3,102 LNA Sante 195,395
14,326 L'Oreal SA 6,554,077
4,726 LVMH Moet Hennessy Louis Vuitton
SE 3,783,966
1,510 Sartorius Stedim Biotech 861,977
79,338 Schneider Electric SE 13,288,245
100,971 Societe Generale 2,957,019
137,863 Total Energies SE 6,011,774
1,308 Wendel SA 183,598
Total 59,893,229
Germany (6.2%)
5,751 Adidas AG 2,087,353

International Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Germany (6.2%) - continued
69,060 Allianz SE $ 17,165,847
61,176 Alstria Office REIT AG 1,294,318
216 Bechtle AG 44,600
1,902 Carl Zeiss Meditec AG 423,601
2,907 CompuGroup Medical SE and
Company KGaA 233,287
908 Dermapharm Holding SE 72,634
13,759 Deutsche Boerse AG 2,295,891
54,504 Deutsche Pfandbriefbank AG
b
600,396
148,255 Deutsche Telekom AG 3,076,920
8,145 Evonik Industries AG 283,204
2,058 Gerresheimer AG 214,885
4,879 LEG Immobilien AG 771,113
16,415 Merck KGaA 3,360,229
6,845 SAP SE 982,339
2,180 Sartorius Aktiengesellschaft 1,318,715
4,912 Siemens AG 766,437
204 Sixt SE
a
28,382
2,440 Stroeer SE 192,993
39,595 Symrise AG 5,838,261
189,789 TAG Immobilien AG 6,294,259
5,401 Wacker Chemie AG 794,512
2,601 Zalando SE
a,b
289,004
Total 48,429,180
Hong Kong (0.8%)
192,000 CK Hutchison Holdings, Ltd. 1,402,811
36,500 CLP Holdings, Ltd. 376,367
299,000 Galaxy Entertainment Group, Ltd.
a
2,026,336
7,000 Henderson Land Development
Company, Ltd. 31,276
351,000 Hong Kong and China Gas
Company, Ltd. 570,845
41,000 Hysan Development Company, Ltd. 161,443
30,400 Link REIT 290,513
87,500 Power Assets Holdings, Ltd. 565,705
28,500 Sun Hung Kai Properties, Ltd. 407,703
28,500 Swire Pacific, Ltd. 177,037
Total 6,010,036
Ireland (<0.1%)
72,301 AIB Group plc
a
177,575
11,975 Glanbia plc 205,578
Total 383,153
Isle of Man (0.4%)
123,715 Entain plc
a
3,119,653
Total 3,119,653
Israel (0.6%)
133,757 Bank Hapoalim , Ltd.
a
1,064,429
230,120 Bank Leumi Le-Israel BM
a
1,758,391
2,388 First International Bank of Israel,
Ltd.
a
75,724
50,816 Mizrahi Tefahot Bank, Ltd.
a
1,540,010
4,511 Radware , Inc.
a
145,389
Total 4,583,943
Italy (2.7%)
134,254 A2A SPA 284,841
33,515 Amplifon SPA 1,655,128
26,408 Azimut Holding SPA 679,326
8,141 Banca Farmafactoring SPA
b
84,985
632,119 Enel SPA 5,825,336
142,854 Eni SPA 1,689,342
Shares Common Stock (99.0%) Value
Italy (2.7%) - continued
4,145 Interpump Group SPA $ 259,103
25,020 Iren SPA 76,146
38,067 Italgas SPA 257,665
222,609 Mediobanca SPA
a
2,605,519
44,760 Poste Italiane SPA
b
592,288
97,506 Recordati SPA 6,030,929
806 Reply SPA 144,085
2,266,428 Telecom Italia SPA 992,500
9,137 UniCredit SPA 109,292
Total 21,286,485
Japan (20.3%)
16,800 ABC-MART, Inc. 926,291
31,900 Advantest Corporation 2,816,164
13,200 AEON Financial Service Company,
Ltd. 162,623
55,600 Air Water, Inc. 831,176
10,500 Alfresca Holdings Corporation 159,914
30,800 Amada Holdings Company, Ltd. 316,567
9,700 AnGes , Inc.
a,c
60,934
22,200 Arcs Company, Ltd. 452,148
19,600 Asahi Group Holdings, Ltd. 881,893
321,100 Astellas Pharmaceutical, Inc. 5,114,282
11,500 Bandai Namco Holdings, Inc. 744,098
1,900 BayCurrent Consulting, Inc. 756,638
29,100 Chiyoda Company, Ltd. 231,268
77,400 Chugai Pharmaceutical Company,
Ltd. 2,852,232
37,900 Dai Nippon Printing Company, Ltd. 893,126
8,800 Daikin Industries, Ltd. 1,837,728
21 Daiwa Office Investment
Corporation 151,516
223 Daiwa Securities Living Investment
Corporation 244,832
40,400 Denso Corporation 2,775,527
8,400 DIP Corporation 245,668
6,200 DISCO Corporation 1,770,452
5,700 Eisai Company, Ltd. 468,841
4,300 Fast Retailing Company, Ltd. 2,916,273
30,000 Fuji Soft, Inc. 1,515,847
13,300 Hanwa Company, Ltd. 393,547
6,000 Hikari Tsushin, Inc. 1,038,784
94,500 Honda Motor Company, Ltd. 3,035,139
13,900 Hoya Corporation 1,962,258
118 Hulic REIT, Inc. 208,772
57,800 Inaba Denki Sangyo Company, Ltd. 1,410,515
26,600 ITOCHU Techno-Solutions
Corporation 815,972
7,300 Izumi Company, Ltd. 249,875
232,800 Japan Post Bank Company, Ltd. 1,975,939
580 Japan Retail Fund Investment
Corporation 607,571
49,700 Japan Tobacco, Inc. 971,153
64,700 Kamigumi Company, Ltd. 1,365,348
63,600 Kao Corporation 3,829,442
135,200 KDDI Corporation 4,134,903
256 Kenedix Retail REIT Corporation 710,530
14,700 Keyence Corporation 8,187,944
71,500 Kinden Corporation 1,159,463
10,700 Kobe Bussan Company, Ltd. 360,273
3,200 Komatsu, Ltd. 80,189
8,900 KOMEDA Holdings Company, Ltd. 166,853
59,200 Kyoei Steel, Ltd. 767,120
9,300 Lasertec Corporation 1,745,905
6,300 Lintec Corporation 137,341

International Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Japan (20.3%) - continued
25,600 M3, Inc. $ 1,674,411
229,900 Marubeni Corporation 1,956,774
33,900 Marui Group Company, Ltd. 593,830
12,200 Ministop Company, Ltd. 158,960
156,100 Mitsubishi Corporation 4,378,415
189,700 Mitsubishi Electric Corporation 2,573,708
328,300 Mitsubishi HC Capital, Inc. 1,790,655
79,600 Mitsubishi UFJ Financial Group,
Inc. 420,501
25,600 Mitsuboshi Belting, Ltd. 427,475
211,700 Mitsui & Company, Ltd. 4,859,025
300 Mori Hills REIT Investment
Corporation 441,253
1,500 MS and AD Insurance Group
Holdings, Inc. 46,367
6,800 Murata Manufacturing Company,
Ltd. 564,303
67,700 NEC Networks & System Integration
Corporation 1,200,562
79,600 NHK Spring Company, Ltd. 615,012
36,100 Nidec Corporation 4,051,991
900 Nihon Unisys, Ltd. 27,139
900 Nintendo Company, Ltd. 462,693
73 Nippon Building Fund, Inc. 471,774
12 Nippon REIT Investment
Corporation 49,779
202,300 Nippon Telegraph and Telephone
Corporation 5,180,523
15,700 Nissan Chemical Industries, Ltd. 769,515
214,700 Nissan Motor Company, Ltd.
a
1,246,085
1,300 Nitori Holdings Company, Ltd. 247,099
31,700 Nitto Kogyo Corporation 523,116
100,700 Obayashi Corporation 823,449
24,500 Oracle Corporation Japan 1,830,151
173,600 ORIX Corporation 3,037,203
5,700 OUTSOURCING, Inc. 109,103
19,100 PLENUS Company, Ltd. 367,829
19,800 Recruit Holdings Company, Ltd. 1,026,247
146,300 Renesas Electronics Corporation
a
1,587,887
11,000 Rinnai Corporation 1,021,895
15,500 Ryoyo Electro Corporation 341,533
39,100 Sangetsu Company, Ltd. 568,188
3,400 Sankyu, Inc. 152,821
9,900 Sawai Group Holdings Company,
Ltd. 424,029
23,600 Secom Company, Ltd. 1,786,298
38,300 Sekisui House, Ltd. 758,550
48,700 Seven & I Holdings Company, Ltd. 2,173,013
26,600 Shin-Etsu Chemical Company, Ltd. 4,339,239
2,300 Shinko Electric Industries
Company, Ltd. 78,179
13,800 Shionogi & Company, Ltd. 726,773
6,300 SHO-BOND Holdings Company,
Ltd. 266,122
232,200 SoftBank Corporation 3,032,813
22,300 SoftBank Group Corporation 1,402,350
293,400 Sojitz Corporation 897,595
23,600 Sony Group Corporation 2,465,409
700 Sugi Holdings Company, Ltd. 51,658
4,500 Sumco Corporation 104,078
184,700 Sumitomo Corporation 2,510,058
286,900 Sumitomo Electric Industries, Ltd. 4,075,907
9,200 Sumitomo Heavy Industries, Ltd. 254,819
116,800 Sumitomo Mitsui Financial Group,
Inc. 3,937,221
19,200 Sundrug Company, Ltd. 623,273
Shares Common Stock (99.0%) Value
Japan (20.3%) - continued
5,700 Taikisha, Ltd. $ 180,039
23,400 Taisei Corporation 788,612
12,600 Taiyo Holdings Company, Ltd. 582,214
4,300 Takara Standard Company, Ltd. 62,627
64,800 Takeda Pharmaceutical Company,
Ltd. 2,156,967
13,900 Terumo Corporation 539,469
5,000 TIS, Inc. 129,681
57,900 Toagosei Company, Ltd. 604,840
30,200 Tokio Marine Holdings, Inc. 1,439,364
12,500 Tokyo Electron, Ltd. 5,155,318
3,100 Tokyo Seimitsu Company, Ltd. 132,723
29,800 Toppan Forms Company, Ltd. 287,043
24,900 Toyota Motor Corporation 2,235,409
2,000 Trend Micro, Inc. 104,126
26,800 Tsubakimoto Chain Company 816,148
85,000 TV Asahi Holdings Corporation 1,321,164
21,400 USS Company, Ltd. 372,530
500 ValueCommerce Company, Ltd. 17,351
9,100 WealthNavi , Inc.
a
354,643
14,300 Yuasa Trading Company, Ltd. 408,660
450,300 Z Holdings Corporation 2,253,834
Total 159,888,291
Jersey (0.2%)
30,374 Experian plc 1,337,248
50,328 Man Group plc 138,479
Total 1,475,727
Luxembourg (1.0%)
376,640 B&M European Value Retail SA 2,893,682
15,743 Eurofins Scientific SE 1,883,065
140,596 Tenaris SA ADR 2,873,782
Total 7,650,529
Netherlands (6.1%)
51,787 Aalberts NV 3,157,108
127,982 ABN AMRO Group NV
a,b
1,491,843
1,148 Akzo Nobel NV 141,810
25,164 ASML Holding NV 19,235,036
65,948 Euronext NV
b
7,336,489
2,709 Ferrari NV 590,396
41,411 ForFarmers BV 235,058
3,217 IMCD NV 557,387
46,747 ING Groep NV 599,799
151,028 Koninklijke (Royal) KPN NV 495,581
45,258 Koninklijke DSM NV 9,123,208
8,799 Qiagen NV
a
471,568
1,203 RHI Magnesita NV 63,275
18,000 Signify NV
b
1,008,342
56,403 Unilever NV 3,251,073
Total 47,757,973
New Zealand (0.3%)
116,385 Contact Energy, Ltd. 661,542
18,967 Meridian Energy, Ltd. 68,962
4,371 Spark New Zealand, Ltd. 14,428
16,966 Xero , Ltd.
a
1,760,257
Total 2,505,189
Norway (1.3%)
328,052 DNB Bank ASA 6,722,750
3,838 Entra ASA
b
93,574
132,170 Equinor ASA 2,574,565

International Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Norway (1.3%) - continued
2,410 Orkla ASA $ 21,888
16,191 Yara International ASA 853,372
Total 10,266,149
Portugal (0.1%)
41,112 Galp Energia SGPS SA 400,914
Total 400,914
Singapore (1.2%)
694,944 Ascendas REIT 1,599,235
332,600 DBS Group Holdings, Ltd. 7,442,375
62,800 SembCorp Industries, Ltd. 96,872
24,000 Singapore Exchange, Ltd. 210,000
191,300 Singapore Press Holdings, Ltd. 265,425
72,959 Wing Tai Holdings, Ltd. 98,539
Total 9,712,446
Spain (1.0%)
1,038 Acciona SA 159,140
4,721 Almirall SA 74,908
417,910 Banco Bilbao Vizcaya Argentaria
SA 2,675,253
78,751 Banco de Sabadell SA
a
54,752
427,161 Banco Santander SA 1,564,762
20,915 CIA De Distribucion Integral 450,844
2,971 CIE Automotive SA 88,572
39,545 Iberdrola SA 475,929
25,806 Industria de Diseno Textil SA 875,250
207,864 Mediaset Espana Comunicacion
SA
a
1,236,596
Total 7,656,006
Sweden (5.0%)
3,460 AB Industrivarden , Class A 138,054
142,228 AB Industrivarden , Class C 5,444,484
5,011 Addtech AB 104,267
38,000 Alfa Laval AB 1,586,915
118,971 Assa Abloy AB 3,816,149
136,598 Atlas Copco AB, Class A 9,251,106
43,701 Atlas Copco AB, Class B 2,484,767
12,454 Axfood AB 337,089
10,303 Boliden AB 401,528
41,470 Castellum AB 1,161,455
35,528 Dometic Group AB
b
603,031
12,233 Evolution Gaming Group AB
b
2,128,545
1,760 Fortnox AB 94,415
153,449 Granges AB 2,028,542
192,034 Hexpol AB 2,614,533
7,320 Holmen AB 385,340
141,625 Husqvarna AB 1,981,848
23,114 Indutrade AB 753,941
8,430 L E Lundbergforetagen AB 601,548
51,240 Nobina AB
b
472,474
19,657 Skanska AB 554,911
37,500 Thule Group AB
b
1,893,335
30,440 Trelleborg AB 752,465
456 Wihlborgs Fastigheter AB 10,624
Total 39,601,366
Switzerland (11.2%)
577 Bachem Holding AG 382,034
30,752 Baloise Holding AG 4,848,685
888 Banque Cantonale Vaudoise 79,273
154 Barry Callebaut AG 390,334
Shares Common Stock (99.0%) Value
Switzerland (11.2%) - continued
207 BKW FMB Energie $ 22,803
560 Bucher Industries AG 311,651
2 Chocoladefabriken Lindt and
Spruengli AG 231,826
31,142 Coca-Cola HBC AG 1,176,019
465 EMS-CHEMIE Holding AG 515,480
6,503 Ferguson plc 911,655
2,669 Geberit AG 2,191,458
19,201 Holcim, Ltd. 1,125,585
2,166 Kuehne & Nagel International AG 730,663
284 Lindt & Spruengli AG 3,182,205
4,750 Lonza Group AG 3,698,474
119,352 Nestle SA 15,113,505
184,504 Novartis AG 17,062,638
3,326 Partners Group Holding AG 5,682,019
41,703 PSP Swiss Property AG 5,643,585
4,124 Roche Holding AG 1,593,151
272 Siegfried Holding AG 275,232
21,532 Sika AG 7,585,090
17,725 Sonova Holding AG 6,959,455
6,365 Swiss Life Holding AG 3,283,086
9,361 Tecan Group AG 5,398,200
1,006 Vontobel Holding AG 88,702
Total 88,482,808
United Kingdom (9.3%)
27,402 888 Holdings Public Company, Ltd. 141,508
749,302 Auto Trader Group plc
a,b
6,788,833
53,592 Avacta Group plc
a
101,311
975,107 Barclays plc 2,358,876
134,281 Barratt Developments plc 1,312,291
14,591 Bellway plc 666,190
903,442 BP plc 3,626,460
4,388 Coca-Cola European Partners plc 272,319
24,325 Croda International plc 2,847,531
2,698 CVS Group plc
a
90,096
30,648 Dechra Pharmaceuticals plc 2,117,269
146,514 Diageo plc 7,265,127
3,240 Diploma plc 133,098
8,281 Genus plc 634,540
274,636 Halma plc 11,024,224
42,372 Hays plc
a
87,168
106,662 Howden Joinery Group plc 1,329,184
131,221 HSBC Holdings plc 724,369
30,419 Imperial Brands plc 651,284
5,853 InterContinental Hotels Group plc
a
386,556
43,540 Intermediate Capital Group plc 1,312,109
152,376 ITV plc
a
236,939
94,033 John Wood Group plc
a
284,844
2,877 LondonMetric Property plc 9,939
63,047 Marks and Spencer Group plc
a
118,689
18,376 Mondi plc 509,455
194,282 Moneysupermarket.com Group plc 685,689
1,613 Next plc
a
176,695
158,060 PageGroup plc
a
1,351,184
31,372 Paragon Banking Group plc 240,931
17,510 Playtech plc
a
90,055
44,913 Redde Northgate plc 264,042
224,488 RELX plc 6,598,705
26,909 Rio Tinto plc 2,285,674
231,577 Royal Dutch Shell plc, Class A 4,654,945
373,766 Royal Dutch Shell plc, Class B 7,385,352
5,554 Spectris plc 275,682
13,966 Spirax-Sarco Engineering plc 2,909,815
97,836 Standard Chartered plc 586,511

International Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.0%) Value
United Kingdom (9.3%) - continued
15,316 Tate & Lyle plc $ 157,125
246,395 Tritax Big Box REIT plc 720,847
Total 73,413,461
Total Common Stock
(cost $624,617,032) 778,612,628
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
9,816 Volkswagen AG 2,390,896
Total 2,390,896
Total Preferred Stock
(cost $2,532,118) 2,390,896
Shares
Collateral Held for Securities
Loaned ( <0.1% )
50,820 Thrivent Cash Management Trust 50,820
Total Collateral Held for
Securities Loaned
(cost $50,820) 50,820
Shares or
Principal
Amount Short-Term Investments ( 0.3% )
Federal Home Loan Bank Discount
Notes
200,000 0.004%,  8/4/2021
d,e
199,999
200,000 0.003%,  8/6/2021
d,e
199,999
300,000 0.010%,  8/11/2021
d,e
299,998
100,000 0.040%,  9/17/2021
d,e
99,995
300,000 0.040%,  9/23/2021
d,e
299,983
Thrivent Core Short-Term Reserve
Fund
154,675 0.130% 1,546,746
Total Short-Term Investments
(cost $2,646,721) 2,646,720
Total Investments (cost
$629,846,691) 99.6% $783,701,064
Other Assets and Liabilities,
Net 0.4% 2,840,468
Total Net Assets 100.0% $786,541,532
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $23,532,576 or 3.0% of
total net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of July 30, 2021:
Securities Lending Transactions
Common Stock $ 48,370
Total lending $48,370
Gross amount payable upon return of
collateral for securities loaned $50,820
Net amounts due to counterparty $2,450
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 48,303,145 – 48,303,145 –
Consumer Discretionary 68,664,573 1,052,104 67,612,469 –
Consumer Staples 59,133,825 272,319 58,861,506 –
Energy 40,523,238 2,873,782 37,649,456 –
Financials 143,697,537 – 143,697,537 –
Health Care 94,409,348 – 94,409,348 –
Industrials 133,375,187 – 133,375,187 –
Information Technology 94,176,508 9,740,441 84,436,067 –
Materials 60,074,391 – 60,074,391 –
Real Estate 26,527,172 – 26,527,172 –
Utilities 9,727,704 – 9,727,704 –
Preferred Stock
Consumer Discretionary 2,390,896 – 2,390,896 –
Short-Term Investments 1,099,974 – 1,099,974 –
Subtotal Investments in Securities $782,103,498 $13,938,646 $768,164,852 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,546,746
Collateral Held for Securities Loaned 50,820
Subtotal Other Investments $1,597,566
Total Investments at Value $783,701,064
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 152,718 152,718 – –
Total Liability Derivatives $152,718 $152,718 $– $–
The following table presents International Equity Fund's futures contracts held as of July 30, 2021. Investments and/or cash totaling $1,099,974 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 128 September 2021 $ 14,996,878 ( $ 152,718)
Total Futures Long Contracts $ 14,996,878 ( $ 152,718)
Total Futures Contracts $ 14,996,878 ($152,718)

International Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $1,061 $59,063 $58,577 $1,547 155 0.2%
Total Affiliated Short-Term Investments 1,061 1,547 0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,557 140,983 149,489 51 51 <0.1
Total Collateral Held for Securities Loaned 8,557 51 <0.1
Total Value $9,618 $1,598
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $– $0 $– $2
Total Income/Non Income Cash from Affiliated Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 113
Total Affiliated Income from Securities Loaned, Net $113
Total $– $0 $1

Low Volatility Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (8.7%)
50,594 Activision Blizzard, Inc. $ 4,230,670
1,399 Alphabet, Inc., Class C
a
3,783,484
507,911 AT&T, Inc. 14,246,904
134,075 Comcast Corporation 7,887,632
71,602 Electronic Arts, Inc. 10,307,824
14,287 InterActive Corporation
a
1,961,462
42,128 Match Group, Inc.
a
6,709,727
72,795 News Corporation, Class A 1,792,941
84,389 Omnicom Group, Inc. 6,145,207
6,027 RingCentral, Inc.
a
1,610,836
19,276 Take-Two Interactive Software,
Inc.
a
3,342,844
36,646 T-Mobile US, Inc.
a
5,277,757
527,128 Verizon Communications, Inc. 29,403,200
5,513 Walt Disney Company
a
970,398
Total 97,670,886
Consumer Discretionary (4.9%)
4,004 AutoZone, Inc.
a
6,500,774
21,244 Dollar General Corporation 4,942,204
7,016 Domino's Pizza, Inc. 3,686,838
30,691 Home Depot, Inc. 10,072,479
90,625 McDonald's Corporation 21,995,594
190 NVR, Inc.
a
992,294
26,168 Peloton Interactive, Inc.
a
3,089,132
14,852 Target Corporation 3,877,115
Total 55,156,430
Consumer Staples (13.0%)
72,163 Altria Group, Inc. 3,466,711
9,286 Celsius Holdings, Inc.
a
637,298
13,217 Church & Dwight Company, Inc. 1,144,328
37,394 Clorox Company 6,764,201
121,482 Coca-Cola Company 6,928,118
191,444 Colgate-Palmolive Company 15,219,798
24,620 Costco Wholesale Corporation 10,579,706
7,821 General Mills, Inc. 460,344
76,231 Hershey Company 13,636,201
75,742 Hormel Foods Corporation 3,512,914
33,555 Kellogg Company 2,126,045
175,641 Kroger Company 7,148,589
3,342 McCormick & Company, Inc. 281,296
258,647 Mondelez International, Inc. 16,362,009
44,178 Monster Beverage Corporation
a
4,166,869
134,023 PepsiCo, Inc. 21,034,910
75,775 Philip Morris International, Inc. 7,584,320
109,265 Procter & Gamble Company 15,540,761
66,392 Sprouts Farmers Markets, Inc.
a
1,631,915
55,004 Wal-Mart Stores, Inc. 7,840,820
Total 146,067,153
Energy (0.1%)
17,945 DT Midstream, Inc.
a
760,868
Total 760,868
Financials (8.0%)
44,393 Aon plc 11,543,512
22,255 Arthur J. Gallagher & Company 3,100,344
56,493 Berkshire Hathaway, Inc.
a
15,721,437
8,069 BlackRock, Inc. 6,997,195
13,334 Cboe Global Markets, Inc. 1,579,679
13,655 Chubb, Ltd. 2,304,145
27,253 Citigroup, Inc. 1,842,848
61,322 CME Group, Inc. 13,008,236
7,268 FactSet Research Systems, Inc. 2,596,711
Shares Common Stock (99.8%) Value
Financials (8.0%) - continued
6,586 Financial Institutions, Inc. $ 193,892
31,052 HomeStreet , Inc. 1,170,971
73,370 Hope Bancorp, Inc. 972,152
311,234 Huntington Bancshares, Inc. 4,382,175
16,607 Intercontinental Exchange, Inc. 1,990,017
1,380 Markel Corporation
a
1,664,514
84,535 Marsh & McLennan Companies,
Inc. 12,445,242
14,317 Nasdaq, Inc. 2,673,413
27,655 T. Rowe Price Group, Inc. 5,646,045
Total 89,832,528
Health Care (21.5%)
7,338 10X Genomics, Inc.
a
1,344,542
73,310 Abbott Laboratories 8,869,044
9,010 AbbVie, Inc. 1,047,863
62,333 Agilent Technologies, Inc. 9,551,286
41,748 Amgen, Inc. 10,083,812
139,480 Baxter International, Inc. 10,788,778
27,461 Becton, Dickinson and Company 7,023,151
11,148 Bio- Techne Corporation 5,376,011
850 Cooper Companies, Inc. 358,504
25,281 Danaher Corporation 7,520,845
86,346 Eli Lilly and Company 21,025,251
232,802 Gilead Sciences, Inc. 15,898,048
144,904 Johnson & Johnson 24,952,469
153,528 Medtronic plc 20,159,762
179,928 Merck & Company, Inc. 13,831,065
29,521 Moderna , Inc.
a
10,438,626
19,582 Organon and Company
a
568,074
75,663 Pfizer, Inc. 3,239,133
41,149 Premier, Inc. 1,466,550
41,456 Regeneron Pharmaceuticals, Inc.
a
23,821,032
34,773 Stryker Corporation 9,421,397
14,793 Thermo Fisher Scientific, Inc. 7,988,368
38,073 UnitedHealth Group, Inc. 15,694,452
30,752 Vertex Pharmaceuticals, Inc.
a
6,198,988
25,005 Zoetis, Inc. 5,068,513
Total 241,735,564
Industrials (8.2%)
50,581 AMETEK, Inc. 7,033,288
8,786 Expeditors International of
Washington, Inc. 1,126,804
11,459 Honeywell International, Inc. 2,679,000
5,395 IDEX Corporation 1,222,993
38,719 Illinois Tool Works, Inc. 8,776,436
10,755 JB Hunt Transport Services, Inc. 1,811,680
21,856 L3Harris Technologies, Inc. 4,955,629
37,097 Landstar System, Inc. 5,824,229
12,427 Linde plc 3,819,936
10,121 Lockheed Martin Corporation 3,761,672
11,570 Northrop Grumman Corporation 4,200,141
68,964 PACCAR, Inc. 5,723,322
93,731 Republic Services, Inc. 11,094,001
6,888 Verisk Analytics, Inc. 1,308,307
88,996 Waste Connections, Inc. 11,274,903
119,770 Waste Management, Inc. 17,757,100
Total 92,369,441
Information Technology (25.3%)
89,099 Accenture plc 28,304,970
42,809 Adobe, Inc.
a
26,611,359
8,162 Amphenol Corporation 591,663
34,215 Automatic Data Processing, Inc. 7,172,490

Low Volatility Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Information Technology (25.3%) - continued
27,352 Broadridge Financial Solutions,
Inc. $ 4,745,299
3,908 Cadence Design Systems, Inc.
a
577,016
18,144 Cisco Systems, Inc. 1,004,633
59,871 Citrix Systems, Inc. 6,032,003
43,827 Cloudflare , Inc.
a
5,199,197
4,582 Coupa Software, Inc.
a
994,294
10,644 Digital Turbine, Inc.
a
670,040
1,595 EPAM Systems, Inc.
a
892,881
21,032 Fidelity National Information
Services, Inc. 3,134,820
6,133 FleetCor Technologies, Inc.
a
1,583,663
130,582 Intel Corporation 7,014,865
23,164 Intuit, Inc. 12,276,225
89,513 Jack Henry & Associates, Inc. 15,583,318
90,534 Keysight Technologies, Inc.
a
14,897,370
20,397 KLA-Tencor Corporation 7,101,420
11,645 Mastercard , Inc. 4,494,271
101,923 Microsoft Corporation 29,038,882
74,518 Motorola Solutions, Inc. 16,686,071
44,281 Oracle Corporation 3,858,646
137,061 Paychex, Inc. 15,600,283
191 ServiceNow , Inc.
a
112,287
27,201 Synopsys, Inc.
a
7,833,616
62,417 Texas Instruments, Inc. 11,897,929
33,175 Tyler Technologies, Inc.
a
16,343,332
13,037 VeriSign, Inc.
a
2,820,816
74,717 Visa, Inc. 18,409,522
21,604 Zoom Video Communications,
Inc.
a
8,168,472
19,045 Zscaler , Inc.
a
4,492,906
Total 284,144,559
Materials (2.1%)
4,623 Air Products and Chemicals, Inc. 1,345,432
28,537 Avery Dennison Corporation 6,012,175
156,419 Newmont Mining Corporation 9,826,242
40,969 Royal Gold, Inc. 4,978,553
4,644 Sherwin-Williams Company 1,351,543
Total 23,513,945
Real Estate (3.7%)
78,545 Essential Properties Realty Trust,
Inc. 2,340,641
69,195 Extra Space Storage, Inc. 12,049,617
106,115 National Storage Affiliates Trust 5,748,250
69,427 Public Storage, Inc. 21,694,549
Total 41,833,057
Utilities (4.3%)
73,301 American Electric Power
Company, Inc. 6,459,284
172,018 Consolidated Edison, Inc. 12,689,768
18,008 Duke Energy Corporation 1,892,821
89,691 NextEra Energy, Inc. 6,986,929
28,140 Sempra Energy 3,676,491
35,647 Southern Company 2,276,774
69,864 WEC Energy Group, Inc. 6,576,997
105,634 Xcel Energy, Inc. 7,209,520
Total 47,768,584
Total Common Stock
(cost $869,490,952) 1,120,853,015
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
107,641 0.130% $ 1,076,411
Total Short-Term Investments
(cost $1,076,411) 1,076,411
Total Investments (cost
$870,567,363) 99.9% $1,121,929,426
Other Assets and Liabilities, Net
0.1% 1,158,395
Total Net Assets 100.0% $1,123,087,821
a Non-income producing security.

Low Volatility Equity Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 97,670,886 97,670,886 – –
Consumer Discretionary 55,156,430 55,156,430 – –
Consumer Staples 146,067,153 146,067,153 – –
Energy 760,868 760,868 – –
Financials 89,832,528 89,832,528 – –
Health Care 241,735,564 241,735,564 – –
Industrials 92,369,441 92,369,441 – –
Information Technology 284,144,559 284,144,559 – –
Materials 23,513,945 23,513,945 – –
Real Estate 41,833,057 41,833,057 – –
Utilities 47,768,584 47,768,584 – –
Subtotal Investments in Securities $1,120,853,015 $1,120,853,015 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,076,411
Subtotal Other Investments $1,076,411
Total Investments at Value $1,121,929,426
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
7/30/2021
Shares Held at
7/30/2021
% of Net
Assets
7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $1,599 $22,399 $22,922 $1,076 108 0.1%
Total Affiliated Short-Term Investments 1,599 1,076 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,196 17,946 22,142 – – –
Total Collateral Held for Securities Loaned 4,196 – –
Total Value $5,795 $1,076
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 7/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.130% $2 $(2) $– $2
Total Income/Non Income Cash from Affiliated Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 9
Total Affiliated Income from Securities Loaned, Net $9
Total $2 $(2) $0

Short-Term Reserve Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 3.7% )
a
Value
AmeriCredit Automobile
Receivables Trust
$ 11,356,248
0.135% , 6/20/2022, Ser.
2021-2 $ 11,356,224
Amur Equipment Finance
Receivables IX, LLC
4,967,573
0.220% , 4/20/2022, Ser.
2021-1A
b
4,967,986
BCC Funding XVII, LLC
1,335,915
0.310% , 10/20/2021, Ser.
2020-1
b
1,336,011
Carvana Auto Receivables Trust
11,175,801
0.129% , 7/10/2022, Ser.
2021-P2 11,175,841
DLLAD, LLC
12,000,000
0.158% , 8/19/2022, Ser.
2021-1A
b
12,000,653
Enterprise Fleet Financing, LLC
19,000,000
0.175% , 7/20/2022, Ser.
2021-2
b
19,001,539
Exeter Automobile Receivables
Trust
5,979,117
0.125% , 6/15/2022, Ser.
2021-2A 5,978,689
Foursight Capital Automobile
Receivables Trust
8,250,000
0.161% , 7/15/2022, Ser.
2021-2
b
8,250,313
HPEFS Equipment Trust 2021-2
25,000,000
0.138% , 6/20/2022, Ser.
2021-2A
b
25,001,417
Kubota Credit Owner Trust
25,000,000
0.165% , 8/15/2022, Ser.
2021-2A
b
25,002,232
MMAF Equipment Finance, LLC
5,700,051
0.182% , 5/13/2022, Ser.
2021-A
b
5,701,098
NMEF Funding, LLC
8,281,790
0.341% , 3/15/2022, Ser.
2021-A
b
8,283,310
Oscar US Funding Trust
16,700,000
0.162% , 8/10/2022, Ser.
2021-2A
b
16,692,947
Oscar US Funding XII, LLC
548,964
0.222% , 3/10/2022, Ser.
2021-1A
b
548,856
Santander Drive Auto Receivables
Trust
9,006,275
0.142% , 6/15/2022, Ser.
2021-2 9,006,256
22,500,000
0.141% , 7/15/2022, Ser.
2021-3 22,499,854
SCF Equipment Leasing, LLC
4,106,975
0.234% , 3/11/2022, Ser.
2021-1A
b
4,107,015
Tesla Auto Lease Trust
6,423,817
0.157% , 4/20/2022, Ser.
2021-A
b
6,423,640
Westlake Automobile Receivables
Trust
1,689,478
0.157% , 3/15/2022, Ser.
2021-1A
b
1,689,503
Principal
Amount Asset-Backed Securities (3.7%)
a
Value
$ 20,186,077
0.149% , 6/16/2022, Ser.
2021-2A
b
$ 20,186,172
Total 219,209,556
Principal
Amount Basic Materials ( 2.8% )
a
Value
BASF SE
10,420,000 0.100% , 8/2/2021
b
10,419,913
10,000,000 0.110% , 8/9/2021
b
9,999,700
25,000,000 0.140% , 9/27/2021
b
24,994,715
Nutrien , Ltd.
25,000,000 0.130% , 8/2/2021
b
24,999,683
15,000,000 0.130% , 8/6/2021
b
14,999,469
25,000,000 0.130% , 8/18/2021
b
24,997,915
Sherwin-Williams Company
15,000,000 0.140% , 8/9/2021
b
14,999,250
12,360,000 0.120% , 8/10/2021
b
12,359,320
25,000,000 0.140% , 8/17/2021
b
24,997,725
1,000,000 0.130% , 8/23/2021
b
999,881
Total 163,767,571
Principal
Amount Capital Goods ( 4.3% )
a
Value
Amcor Fin USA, Inc.
25,000,000 0.130% , 8/2/2021
b,c
24,999,727
Amcor Flexibles North America,
Inc.
25,000,000 0.120% , 8/6/2021
b,c
24,999,261
Amphenol Corporation
15,000,000 0.150% , 8/13/2021
b
14,999,364
25,000,000 0.150% , 8/17/2021
b
24,998,600
25,000,000 0.160% , 8/24/2021
b
24,997,969
Caterpillar Financial Services
Corporation
5,149,000
0.721% (LIBOR 3M +
0.590%), 6/6/2022
d
5,172,399
Eaton Corporation
10,000,000 0.180% , 8/2/2021
b,c
9,999,891
25,000,000 0.170% , 8/3/2021
b,c
24,999,636
25,000,000 0.130% , 8/6/2021
b,c
24,999,358
Honeywell International, Inc.
31,360,000 0.483% , 8/19/2022 31,364,408
John Deere Capital Corporation
14,185,000
0.388% (LIBOR 3M +
0.260%), 9/10/2021
d
14,188,518
5,975,000 3.125% , 9/10/2021 5,993,088
17,955,000
0.608% (LIBOR 3M +
0.480%), 9/8/2022
d
18,049,554
Total 249,761,773
Principal
Amount Consumer Cyclical ( 6.1% )
a
Value
American Honda Finance
Corporation
13,000,000 0.170% , 8/4/2021
c
12,999,783
25,000,000 0.160% , 9/8/2021
c
24,995,083
10,000,000 0.160% , 9/9/2021
c
9,997,984
23,000,000 0.190% , 9/22/2021
c
22,993,376
25,000,000 0.170% , 9/28/2021
c
24,991,667
14,000,000 0.180% , 10/18/2021
c
13,993,778
BMW Finance NV
4,000,000
0.958% (LIBOR 3M +
0.790%), 8/12/2022
b,d
4,030,665

Short-Term Reserve Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Consumer Cyclical (6.1%)
a
Value
BMW US Capital LLC
$ 10,900,000
0.660% (LIBOR 3M +
0.500%), 8/13/2021
b,d
$ 10,902,223
Home Depot, Inc.
20,000,000
0.445% (LIBOR 3M +
0.310%), 3/1/2022
d
20,037,037
Hyundai Capital America
25,000,000 0.140% , 8/10/2021
b,c
24,999,190
17,600,000 0.140% , 8/16/2021
b,c
17,599,078
25,000,000 0.170% , 8/27/2021
b,c
24,997,686
25,000,000 0.170% , 8/30/2021
b,c
24,997,395
Toyota Finance Australia, Ltd.
15,000,000 0.200% , 9/7/2021
c
14,998,440
25,000,000 0.130% , 10/21/2021
c
24,993,199
Toyota Motor Credit Corporation
5,680,000
0.285% (LIBOR 3M +
0.125%), 8/13/2021
d
5,680,349
4,000,000
0.428% (LIBOR 3M +
0.290%), 10/7/2021
d
4,001,779
11,915,000
0.304% (LIBOR 3M +
0.150%), 2/14/2022
d
11,922,420
2,844,000
0.608% (LIBOR 3M +
0.480%), 9/8/2022
d
2,857,291
VW Credit, Inc.
10,000,000 0.180% , 8/24/2021
b,c
9,998,979
25,000,000 0.170% , 9/9/2021
b,c
24,995,530
17,000,000 0.140% , 9/13/2021
b,c
16,996,600
8,020,000 0.150% , 9/21/2021
b,c
8,017,981
Total 361,997,513
Principal
Amount Consumer Non-Cyclical ( 2.1% )
a
Value
Anheuser-Busch InBev Worldwide,
Inc.
25,000,000 0.100% , 8/20/2021
b,c
24,996,354
Anthem, Inc.
5,935,000 0.110% , 8/2/2021
b
5,934,936
General Mills, Inc.
20,000,000 0.100% , 8/4/2021
b
19,999,636
Kellogg Company
6,410,000 0.100% , 8/12/2021
b
6,409,681
PepsiCo, Inc.
10,410,000
0.668% (LIBOR 3M +
0.530%), 10/6/2021
d
10,419,253
10,000,000
0.541% (LIBOR 3M +
0.365%), 5/2/2022
d
10,027,451
Philip Morris International, Inc.
3,520,000 0.080% , 8/2/2021
b
3,519,982
Reckitt Benckiser Treasury Services
plc
15,000,000 0.130% , 8/6/2021
b,c
14,999,475
10,000,000 0.140% , 8/20/2021
b,c
9,998,927
UnitedHealth Group, Inc.
17,225,000 0.110% , 8/23/2021
b
17,223,438
Total 123,529,133
Principal
Amount Energy ( 1.2% )
a
Value
Chevron Corporation
11,421,000
0.686% (LIBOR 3M +
0.530%), 11/15/2021
d
11,437,462
ConocoPhillips Company
4,052,000 0.140% , 8/17/2021
b,c
4,051,797
12,590,000 0.130% , 8/24/2021
b,c
12,589,003
Principal
Amount Energy (1.2%)
a
Value
Suncor Energy, Inc.
$ 25,000,000 0.200% , 8/10/2021
b,c
$ 24,998,961
Total Capital Canada, Ltd.
15,000,000 0.110% , 8/12/2021
b,c
14,999,556
Total 68,076,779
Principal
Amount Financials ( 34.8% )
a
Value
Alexandria Real Estate Equities,
Inc.
25,000,000 0.150% , 8/4/2021
b,c
24,999,410
AllianceBernstein , LP
25,000,000 0.100% , 8/30/2021
b
24,998,062
25,000,000 0.140% , 8/31/2021
b
24,998,000
Alpine Securitization, LLC
25,000,000 0.170% , 9/22/2021
b,c
25,002,173
ANZ New Zealand International,
Ltd.
25,000,000
0.134% (LIBOR 3M + FLAT),
10/21/2021
b,c,d
24,999,408
14,873,000
1.125% (LIBOR 3M +
1.000%), 1/25/2022
b,d
14,944,470
Atlantic Asset Securitization, LLC
25,000,000 0.100% , 8/17/2021
b,c
24,998,850
10,000,000 0.090% , 9/21/2021
b,c
9,998,454
Australia & New Zealand Banking
Group, Ltd.
27,690,000
1.020% (LIBOR 3M +
0.870%), 11/23/2021
b,d
27,762,049
15,000,000
0.153% (LIBOR 3M +
0.030%), 3/9/2022
b,d
15,001,036
Bank of Montreal
5,000,000
0.929% (LIBOR 3M +
0.790%), 8/27/2021
d
5,002,781
Bank of Montreal Chicago
15,150,000
0.225% (LIBOR 3M +
0.050%), 8/6/2021
d
15,150,122
25,000,000
0.192% (BSBY1M + 0.120%),
12/1/2021
d
24,995,000
10,000,000
0.180% (LIBOR 3M +
0.020%), 2/11/2022
d
9,999,965
10,000,000
0.168% (LIBOR 3M +
0.050%), 3/16/2022
d
10,001,299
15,000,000
0.236% (LIBOR 3M +
0.050%), 6/6/2022
d
15,001,308
Bank of Nova Scotia
10,000,000
0.771% (LIBOR 3M +
0.640%), 3/7/2022
d
10,035,052
4,400,000
1.119% (LIBOR 3M +
1.000%), 3/14/2022
d
4,415,868
15,000,000
0.210% (SOFRRATE +
0.160%), 7/18/2022
d
15,000,538
Barclays Bank plc
17,000,000 0.170% , 8/9/2021
b,c
16,999,622
25,000,000 0.130% , 9/20/2021
b,c
24,995,305
Barton Capital SA
10,000,000 0.100% , 8/18/2021
b,c
9,999,509
BNP Paribas SA
20,643,000
0.560% (LIBOR 3M +
0.390%), 8/7/2021
b,d
20,644,032
Canadian Imperial Bank of
Commerce
34,400,000
0.335% (LIBOR 3M +
0.160%), 8/6/2021
d
34,400,626

Short-Term Reserve Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (34.8%)
a
Value
$ 6,180,000
0.219% (LIBOR 3M +
0.100%), 12/13/2021
d
$ 6,182,310
10,000,000
0.244% (LIBOR 3M +
0.110%), 1/18/2022
d
10,004,587
15,000,000
0.200% (FEDL 1M + 0.100%),
7/26/2022
d
15,000,000
Chariot Funding, LLC
18,000,000 0.100% , 8/25/2021
b
17,998,934
25,000,000 0.080% , 9/1/2021
b
24,998,167
10,000,000 0.090% , 9/13/2021
b
9,999,000
Citigroup Global Markets, Inc.
25,000,000 0.130% , 8/6/2021
b
24,999,611
Citigroup, Inc.
24,850,000 2.350% , 8/2/2021 24,850,000
Commonwealth Bank of Australia
5,250,000
0.961% (LIBOR 3M +
0.830%), 9/6/2021
b,d
5,254,293
Cooperatieve Rabobank
13,379,000
0.949% (LIBOR 3M +
0.830%), 1/10/2022
d
13,428,082
Credit Agricole Corporate and
Investment Bank
15,000,000
0.200% (SOFRRATE +
0.150%), 7/15/2022
d
14,999,887
Dealers Capital Access Trust, LLC
10,250,000 0.080% , 8/25/2021 10,249,134
Erste Abwicklungsanstalt
15,000,000 0.130% , 8/4/2021
b
14,999,813
20,000,000 0.130% , 8/9/2021
b
19,999,500
Goldman Sachs Bank USA
4,250,000 0.210% , 10/1/2021 4,250,966
15,000,000
0.220% (SOFRRATE +
0.170%), 7/26/2022
d
14,998,277
Healthpeak Properties, Inc.
25,000,000 0.180%
b
24,999,450
ING Bank NV
2,000,000
1.036% (LIBOR 3M +
0.880%), 8/15/2021
b,d
2,000,647
Intercontinental Exchange, Inc.
6,300,000 0.210% , 8/2/2021
b
6,299,926
Jupiter Securitization Company,
LLC
10,000,000 0.080% , 8/5/2021
b,c
9,999,850
15,000,000 0.090% , 8/11/2021
b,c
14,999,550
4,585,000 0.100% , 8/17/2021
b,c
4,584,789
25,000,000 0.090% , 8/20/2021
b,c
24,998,629
La Fayette Asset Securitization,
LLC
7,360,000 0.080% , 8/20/2021
b,c
7,359,596
7,095,000 0.080% , 8/26/2021
b,c
7,094,479
Lime Funding, LLC
20,005,000 0.110% , 8/19/2021
b
20,003,966
25,008,000 0.120% , 9/10/2021
b
25,004,616
Lloyds Banking Group plc
15,000,000
0.219% (LIBOR 3M +
0.100%), 9/15/2021
d
15,001,767
LMA Americas, LLC
14,390,000 0.080% , 8/4/2021
b,c
14,389,820
25,000,000 0.080% , 8/10/2021
b,c
24,999,313
Macquarie Bank, Ltd.
4,600,000
0.625% (LIBOR 3M +
0.450%), 8/6/2021
b,d
4,600,226
25,000,000 0.120% , 8/25/2021
b
24,998,068
25,000,000 0.120% , 9/15/2021
b
24,996,083
Principal
Amount Financials (34.8%)
a
Value
Mid-America Apartments, LP
$ 20,125,000 0.130% , 8/3/2021
b
$ 20,124,707
Mizuho Bank, Ltd.
7,000,000 0.160% , 8/31/2021 7,000,435
Mizuho Securities USA LLC
10,000,000
0.212% (LIBOR 3M +
0.050%), 8/10/2021
b,d
10,000,036
National Australia Bank, Ltd.
10,000,000
0.214% (LIBOR 1M +
0.110%), 8/31/2021
b,d
10,001,130
20,000,000
0.715% (LIBOR 3M +
0.580%), 9/20/2021
b,d
20,012,829
5,500,000
0.886% (LIBOR 3M +
0.710%), 11/4/2021
b,d
5,509,464
15,000,000
0.236% (LIBOR 3M +
0.060%), 11/5/2021
b,d
15,002,189
5,815,000
1.009% (LIBOR 3M +
0.890%), 1/10/2022
b,d
5,837,094
25,000,000
0.160% (FEDL 1M + 0.060%),
3/15/2022
b,d
25,001,535
Nationwide Building Society
25,000,000 0.090% , 8/2/2021
b
24,999,833
25,000,000 0.090% , 8/4/2021
b
24,999,722
25,000,000 0.090% , 8/9/2021
b
24,999,445
10,000,000 0.090% , 8/10/2021
b
9,999,756
25,000,000 0.090% , 8/17/2021
b
24,998,975
25,000,000 0.090% , 8/31/2021
b
24,998,000
Nederlandse Waterschapsbank NV
25,000,000 0.085% , 8/23/2021
b
24,998,400
25,000,000 0.085% , 8/30/2021
b
24,997,847
New York Life Global Funding
16,796,000
0.495% (LIBOR 3M +
0.320%), 8/6/2021
b,d
16,796,563
20,390,000
0.414% (LIBOR 3M +
0.280%), 1/21/2022
b,d
20,422,099
20,801,000
0.648% (LIBOR 3M +
0.520%), 6/10/2022
b,d
20,895,432
22,350,000
0.559% (LIBOR 3M +
0.440%), 7/12/2022
b,d
22,439,285
Nieuw Amsterdam Receivables
Corporation
15,000,000 0.110% , 8/10/2021
b,c
14,999,588
Nordea Bank Abp
15,000,000
0.184% (LIBOR 3M +
0.050%), 10/20/2021
d
15,002,284
Old Line Funding, LLC
25,000,000
0.162% (LIBOR 3M + FLAT),
8/9/2021
b,c,d
25,000,013
25,000,000
0.145% (LIBOR 3M +
0.020%), 1/28/2022
b,c,d
24,999,928
Realty Income Corporation
10,000,000 0.160% , 8/3/2021 9,999,799
15,000,000 0.150% , 8/27/2021 14,998,133
Royal Bank of Canada
25,000,000
0.139% (LIBOR 3M +
0.020%), 9/13/2021
d
25,000,814
15,000,000
0.185% (LIBOR 3M +
0.050%), 10/8/2021
d
15,001,376
15,000,000
0.192% (LIBOR 3M +
0.060%), 10/28/2021
d
15,002,207
10,000,000
0.221% (LIBOR 3M +
0.090%), 12/7/2021
d
10,002,910
15,000,000
0.218% (LIBOR 3M +
0.090%), 12/10/2021
d
15,004,417

Short-Term Reserve Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (34.8%)
a
Value
$ 10,000,000
0.906% (LIBOR 3M +
0.730%), 2/1/2022
d
$ 10,037,432
15,000,000
0.176% (LIBOR 3M +
0.020%), 2/17/2022
d
15,000,819
15,000,000
0.175% (LIBOR 3M +
0.050%), 3/11/2022
d
15,002,860
5,200,000
0.600% (LIBOR 3M +
0.470%), 4/29/2022
d
5,216,277
15,000,000
0.179% (LIBOR 3M +
0.030%), 5/20/2022
d
15,000,042
15,000,000
0.161% (LIBOR 3M +
0.030%), 6/7/2022
d
15,000,122
10,000,000
0.179% (LIBOR 3M +
0.050%), 8/1/2022
d
10,000,000
Simon Property Group, LP
7,000,000 0.160% , 8/16/2021
b
6,999,732
10,000,000 0.150% , 8/30/2021
b
9,999,225
12,900,000 0.150% , 9/7/2021
b
12,898,742
9,711,000 0.150% , 9/17/2021
b
9,709,810
Skandinaviska Enskilda Banken AB
8,000,000
0.199% (LIBOR 3M +
0.070%), 12/3/2021
d
8,001,710
Sumitomo Mitsui Trust Bank, Ltd.
13,500,000 0.100% , 9/27/2021
b
13,498,009
Suncorp- Metway , Ltd.
10,500,000 0.090% , 8/23/2021
b
10,498,250
Svenska Handelsbanken AB
5,000,000 0.265% , 8/23/2021 5,000,616
15,000,000
0.184% (LIBOR 3M +
0.050%), 10/19/2021
b,d
15,002,959
25,000,000
0.176% (LIBOR 3M +
0.020%), 2/17/2022
b,d
25,000,011
Svenska Handelsbanken NY
10,000,000
0.236% (LIBOR 3M +
0.060%), 11/5/2021
d
10,001,342
15,000,000
0.172% (LIBOR 3M +
0.010%), 2/8/2022
d
14,999,151
5,200,000
0.168% (LIBOR 3M +
0.030%), 7/22/2022
d
5,199,963
Thunder Bay Funding, LLC
25,000,000
0.156% (LIBOR 3M + FLAT),
8/16/2021
b,c,d
25,000,013
25,000,000
0.138% (LIBOR 3M + FLAT),
10/22/2021
b,c,d
24,999,970
Toronto-Dominion Bank
15,000,000
0.260% (SOFRRATE +
0.210%), 6/3/2022
b,d
15,008,889
Toronto-Dominion Bank NY
10,000,000
0.136% (BSBY3M + 0.050%),
12/9/2021
d
9,998,000
15,000,000
0.174% (LIBOR 3M +
0.020%), 2/14/2022
d
15,000,737
10,000,000
0.210% (FEDL 1M + 0.110%),
8/12/2022
d
10,000,000
Truist Bank
5,000,000
0.746% (LIBOR 3M +
0.590%), 5/17/2022
d
5,021,503
23,855,000
0.766% (LIBOR 3M +
0.590%), 8/2/2022
d
23,855,000
U.S. Bank NA
32,592,000
0.314% (LIBOR 3M +
0.180%), 1/21/2022
d
32,616,661
15,000,000
0.590% (LIBOR 3M +
0.440%), 5/23/2022
d
15,048,111
Principal
Amount Financials (34.8%)
a
Value
UBS AG London
$ 15,000,000
0.169% (LIBOR 3M +
0.050%), 9/15/2021
b,d
$ 15,000,487
10,000,000
0.185% (LIBOR 3M +
0.050%), 9/21/2021
b,d
10,000,267
UBS Group AG
10,000,000
0.199% (LIBOR 3M +
0.080%), 10/12/2021
b,d
10,000,776
UDR, Inc.
25,000,000 0.180% , 8/9/2021
b,c
24,999,063
19,500,000 0.170% , 8/17/2021
b,c
19,498,616
15,000,000 0.170% , 8/31/2021
b,c
14,997,987
Victory Receivables Corporation
11,350,000 0.090% , 8/23/2021
b,c
11,349,274
Wells Fargo Bank NA
16,002,000
0.648% (LIBOR 3M +
0.510%), 10/22/2021
d
16,013,481
19,307,000 2.082% 0, 9/9/2022
d
19,343,122
Westpac Banking Corporation
10,000,000 2.000% , 8/19/2021 10,008,360
15,000,000
0.186% (LIBOR 3M +
0.010%), 2/4/2022
b,d
14,999,851
Total 2,066,759,760
Principal
Amount Foreign ( 0.8% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
25,000,000 0.090% , 8/10/2021
b
24,999,389
25,000,000 0.085% , 8/23/2021
b
24,998,567
Total 49,997,956
Principal
Amount Technology ( 0.9% )
a
Value
Intel Corporation
30,000,000
0.510% (LIBOR 3M +
0.350%), 5/11/2022
d
30,078,437
Oracle Corporation
22,302,000 1.900% , 9/15/2021 22,330,470
Total 52,408,907
Principal
Amount Transportation ( 0.4% )
a
Value
Union Pacific Corporation
25,000,000 0.150% , 8/6/2021
b
24,999,368
Total 24,999,368
Principal
Amount
U.S. Government & Agencies
( 27.1% )
a
Value
Federal Agricultural Mortgage
Corporation
30,270,000
0.030% (LIBOR 3M +
(0.130)%), 8/13/2021
d
30,269,770
6,340,000
0.038% (LIBOR 3M +
(0.100)%), 10/6/2021
d
6,340,166
10,000,000
0.149% (LIBOR 1M +
0.060%), 10/18/2021
d
10,002,362
21,500,000
0.089% (LIBOR 1M + FLAT),
11/22/2021
d
21,503,442
9,000,000
0.100% (LIBOR 1M + FLAT),
12/1/2021
d
9,001,418
20,500,000
0.121% (LIBOR 3M +
(0.010)%), 12/2/2021
d
20,506,066
44,000,000
0.075% (LIBOR 1M +
(0.025)%), 12/10/2021
d
44,003,227

Short-Term Reserve Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(27.1%)
a
Value
$ 2,885,000
0.015% (LIBOR 3M +
(0.120)%), 12/22/2021
d
$ 2,884,334
5,000,000
0.225% (LIBOR 3M +
0.080%), 1/3/2022
d
5,003,629
64,000,000
0.115% (LIBOR 1M +
0.030%), 1/21/2022
d
64,001,696
98,585,000
0.025% (LIBOR 3M +
(0.100)%), 1/25/2022
d
98,561,413
65,745,000
0.055% (LIBOR 3M +
(0.100)%), 2/18/2022
d
65,734,356
22,885,000
0.047% (LIBOR 3M +
(0.100)%), 2/25/2022
d
22,880,624
Federal Farm Credit Bank
20,000,000
0.055% (LIBOR 3M +
(0.120)%), 8/6/2021
d
19,999,963
100,000,000
0.085% (LIBOR 1M +
(0.015)%), 9/1/2021
d
100,003,131
20,000,000
0.263% (LIBOR 1M +
0.160%), 10/4/2021
d
20,006,237
15,000,000
0.209% (LIBOR 1M +
0.120%), 10/18/2021
d
15,005,468
35,000,000
0.094% (LIBOR 1M +
0.010%), 10/20/2021
d
35,004,688
5,290,000
0.029% (LIBOR 3M +
(0.100)%), 10/27/2021
d
5,289,927
25,000,000
0.233% (LIBOR 1M +
0.130%), 11/5/2021
d
25,011,501
80,000,000
0.042% (LIBOR 3M +
(0.120)%), 11/10/2021
d
79,996,271
98,920,000
0.071% (LIBOR 1M +
(0.020)%), 11/16/2021
d
98,928,623
200,000,000
0.091% (LIBOR 1M +
(0.010)%), 12/2/2021
d
200,024,948
30,000,000
0.029% (LIBOR 3M +
(0.090)%), 12/15/2021
d
29,997,946
25,000,000
0.120% (LIBOR 1M +
0.030%), 12/29/2021
d
25,005,095
10,305,000
0.329% (LIBOR 1M +
0.240%), 1/18/2022
d
10,317,118
8,225,000
0.180% (LIBOR 1M +
0.080%), 7/13/2022
d
8,228,399
16,200,000
0.183% (LIBOR 1M +
0.080%), 9/6/2022
d
16,210,151
Federal Home Loan Bank
76,480,000
0.071% (LIBOR 3M +
(0.105)%), 8/4/2021
d
76,480,264
85,620,000
0.070% (LIBOR 3M +
(0.080)%), 8/24/2021
d
85,622,980
9,000,000
0.200% (SOFRRATE +
0.150%), 9/3/2021
d
9,001,140
75,240,000
0.024% (LIBOR 3M +
(0.095)%), 9/13/2021
d
75,238,905
25,000,000
0.084% (LIBOR 1M + FLAT),
10/20/2021
d
25,002,374
19,840,000
0.232% (LIBOR 3M +
0.100%), 10/28/2021
d
19,851,645
5,775,000
0.056% (LIBOR 3M +
(0.120)%), 11/3/2021
d
5,774,554
7,670,000
0.069% (LIBOR 1M +
(0.020)%), 12/17/2021
d
7,670,624
89,400,000
0.072% (LIBOR 1M +
(0.015)%), 12/23/2021
d
89,407,306
Federal Home Loan Mortgage
Corporation
15,000,000
0.200% (SOFRRATE +
0.150%), 3/4/2022
d
15,013,322
Principal
Amount
U.S. Government & Agencies
(27.1%)
a
Value
Federal National Mortgage
Association
$ 24,000,000
0.200% (SOFRRATE +
0.150%), 12/10/2021
d
$ 24,010,761
10,000,000
0.220% (SOFRRATE +
0.170%), 3/9/2022
d
10,008,371
25,000,000
0.240% (SOFRRATE +
0.190%), 5/27/2022
d
25,032,302
U.S. International Development
Finance Corporation
11,540,000
0.090% (T-BILL 3M + FLAT),
8/6/2021
d
11,540,000
4,000,000
0.090% (T-BILL 3M + FLAT),
5/15/2026
d
4,000,000
7,858,800
0.090% (T-BILL 3M + FLAT),
9/2/2031
d
7,858,800
13,675,214
0.090% (T-BILL 3M + FLAT),
3/15/2032
d
13,675,213
13,995,726
0.090% (T-BILL 3M + FLAT),
6/15/2032
d
13,995,726
Total 1,608,906,256
Principal
Amount U.S. Municipals ( 1.6% )
a
Value
California State
13,000,000 0.080% , 8/4/2021
c
13,000,107
18,320,000 0.120% , 8/19/2021
c
18,320,386
City of Memphis, TN
17,242,000 0.100% , 8/16/2021
c
17,242,321
11,500,000 0.080% , 8/24/2021
c
11,500,158
Harris County, TX
27,575,000 0.090% , 8/18/2021
c
27,575,430
Wisconsin State
10,000,000 0.110% , 8/5/2021 10,000,115
Total 97,638,517
Principal
Amount Utilities ( 17.2% )
a
Value
American Electric Power Company,
Inc.
10,000,000 0.180% , 8/3/2021
b
9,999,854
5,500,000 0.200% , 8/9/2021
b
5,499,794
25,000,000 0.200% , 8/10/2021
b
24,998,961
25,000,000 0.170% , 8/24/2021
b
24,997,448
25,000,000 0.160% , 8/26/2021
b
24,997,225
American Water Capital
Corporation
12,000,000 0.100% , 8/4/2021
b,c
11,999,783
Arizona Public Service Company
25,000,000 0.100% , 8/2/2021 24,999,729
25,000,000 0.100% , 8/5/2021 24,999,458
25,000,000 0.100% , 8/6/2021 24,999,368
Centerpoint Energy, Inc.
10,000,000 0.150% , 8/5/2021
b
9,999,780
10,000,000 0.150% , 8/20/2021
b
9,999,160
25,000,000 0.136% , 8/25/2021
b
24,997,346
5,000,000 0.130% , 8/26/2021
b
4,999,445
Consolidated Edison, Inc.
15,000,000 0.120% , 8/23/2021
b
14,998,540
Dominion Energy South Carolina,
Inc.
20,805,000 0.167% , 9/13/2021 20,800,839
Dominion Energy, Inc.
33,485,000 0.180% , 9/28/2021
b
33,474,955
25,000,000 0.210% , 10/12/2021
b
24,990,288

Short-Term Reserve Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Utilities (17.2%)
a
Value
Duke Energy Corporation
$ 21,800,000 0.110% , 8/6/2021
b
$ 21,799,440
33,000,000 0.120% , 8/11/2021
b
32,998,493
Entergy Corporation
25,000,000 0.150% , 8/27/2021
b
24,996,286
Eversource Energy
15,000,000 0.150% , 8/4/2021
b
14,999,729
ITC Holdings Corporation
11,021,000 0.180% , 8/18/2021
b
11,020,168
25,000,000 0.190% , 9/7/2021
b
24,995,775
25,000,000 0.190% , 9/14/2021
b
24,994,857
Long Island Power Auth.
20,000,000 0.080% , 8/5/2021
c
20,000,112
22,500,000 0.090% , 8/18/2021
c
22,500,000
25,000,000 0.090% , 8/19/2021
c
24,999,868
National Rural Utilities Cooperative
Finance
15,000,000 0.090% , 8/2/2021 14,999,900
21,000,000 0.101% , 8/17/2021 20,999,139
25,000,000 0.100% , 8/23/2021 24,998,567
NextEra Energy Capital Holdings,
Inc.
20,186,000 2.403% , 9/1/2021 20,220,150
NiSource, Inc.
25,000,000 0.140% , 8/9/2021
b
24,999,063
Public Service Enterprise Group,
Inc.
25,000,000 0.180% , 8/20/2021
b
24,997,900
Sempra Energy
29,000,000 0.150% , 8/3/2021
b
28,999,536
20,000,000 0.150% , 8/5/2021
b
19,999,547
20,000,000 0.170% , 8/12/2021
b
19,999,003
Southern Company Gas Capital
Corporation
25,000,000 0.160% , 8/10/2021
b,c
24,998,961
Southern Power Company
25,000,000 0.120% , 8/2/2021
b
24,999,727
TransCanada American
Investments, Ltd.
10,000,000 0.210% , 8/3/2021
b
9,999,854
10,000,000 0.190% , 8/5/2021
b
9,999,780
10,000,000 0.180% , 8/17/2021
b
9,999,290
16,250,000 0.200% , 9/21/2021
b
16,245,909
Virginia Electric & Power Company
54,500,000 0.174% , 8/2/2021 54,499,410
20,000,000 0.150% , 8/3/2021 19,999,711
15,000,000 0.180% , 8/4/2021 14,999,729
20,000,000 0.150% , 9/28/2021 19,995,333
19,699,000 0.154% , 9/29/2021 19,694,327
25,000,000 0.180% , 10/13/2021 24,992,448
WEC Energy Group, Inc.
20,000,000 0.140% , 8/5/2021
b
19,999,560
7,000,000 0.150% , 8/19/2021
b
6,999,444
Total 1,022,692,989
Total Investments (cost
$6,109,682,111) 103.0% $6,109,746,078
Other Assets and Liabilities,
Net (3.0)% (178,573,085)
Total Net Assets 100.0% $5,931,172,993
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of July 30, 2021, the value of these investments was $2,905,617,874 or
49.0% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as of
July 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
Definitions:
Auth. - Authority
Ser. - Series
Reference Rate Index:
BSBY1M - Bloomberg Short-Term Bank Yield 1 Month
BSBY3M - Bloomberg Short-Term Bank Yield 3 Month
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month

Short-Term Reserve Fund
Schedule of Investments as of July 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of July 30, 2021, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 219,209,556 – 219,209,556 –
Basic Materials 163,767,571 – 163,767,571 –
Capital Goods 249,761,773 – 249,761,773 –
Consumer Cyclical 361,997,513 – 361,997,513 –
Consumer Non-Cyclical 123,529,133 – 123,529,133 –
Energy 68,076,779 – 68,076,779 –
Financials 2,066,759,760 – 2,066,759,760 –
Foreign 49,997,956 – 49,997,956 –
Technology 52,408,907 – 52,408,907 –
Transportation 24,999,368 – 24,999,368 –
U.S. Government & Agencies 1,608,906,256 – 1,608,906,256 –
U.S. Municipals 97,638,517 – 97,638,517 –
Utilities 1,022,692,989 – 1,022,692,989 –
Total Investments at Value $6,109,746,078 $– $6,109,746,078 $–

Notes to Schedule of Investments
as of July 30, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or

Notes to Schedule of Investments
as of July 30, 2021
(unaudited)

speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Certain Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency

Notes to Schedule of Investments
as of July 30, 2021
(unaudited)

fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended July 30, 2021, Core Emerging Markets
Equity and Core International Equity used equity futures to manage exposure to the equities market.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, certain Funds may enter into foreign currency
forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the realized- and change in unrealized-
foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed.
These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.
Swap Agreements
— Certain Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities. If there is a default by the counterparty, the
Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap
agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing
service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the
counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.

Notes to Schedule of Investments
as of July 30, 2021
(unaudited)

Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension or subordination to other obligations.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.